33-14905
             Filed with the Securities and Exchange Commission
                             December 23, 2008

                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]

       Pre-Effective Amendment No.       [ ]
       Post-Effective Amendment No. 71   [X]

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
          Amendment No. 74               [X]

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

Garrett Thornburg
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering March 23, 2009
                                             --------------
It is proposed that this filing will become effective (check appropriate box):

    [ ]  Immediately upon filing pursuant to paragraph (b)
    [ ]  On [date] pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)
    [ ]  On [date] pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [X]  On March 23, 2009 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                         THORNBURG INVESTMENT TRUST

Thornburg Strategic Municipal Income Fund



                                CONTENTS

Facing Sheet

Contents

Prospectus                Thornburg Strategic Municipal Income Fund
                          [Class A and Class C shares]

Prospectus                Thornburg Strategic Municipal Income Fund
                          [Institutional Class Shares]

Statement of Additional
Information               Thornburg Strategic Municipal Income Fund
                          [Class A and Class C shares]

Statement of Additional
Information               Thornburg Strategic Municipal Income Fund
                          [Institutional Class Shares]

Part C

Signature Page

Exhibits


Prospectus
THORNBURG STRATEGIC MUNICIPAL INCOME FUND


March __, 2009


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.


THORNBURG INVESTMENT MANAGEMENT



TABLE OF CONTENTS

Thornburg Strategic Municipal Income Fund

Investment Goals

Principal Investment Strategies

Principal Investment Risks

Past Performance of the Fund

Fees and Expenses

Additional Information About Fund Investments, Investment Practices and Risks

Opening Your Account - Buying Fund Shares

Selling Fund Shares

Investor Services

Transaction Details

Dividends and Distributions

Taxes

Organization of the Fund

Investment Advisor

Trustees



                THORNBURG STRATEGIC MUNICIPAL INCOME FUND

INVESTMENT GOALS
----------------
The Fund seeks a high level of current income exempt from federal individual income tax. This goal is a fundamental policy of the Fund, and may be changed only with shareholder approval. The Fund may not achieve its investment goal.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------
Thornburg Investment Management ("Thornburg") actively manages the Fund's investments in pursuing the Fund's investment goals. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower rated securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations of any credit quality. The Fund may invest up to 50 percent of its portfolio in lower quality debt obligations rated at the time of purchase as below investment grade (sometimes called "junk" bonds or "high yield" bonds) or, if unrated, issued by obligors with comparable below investment grade obligations outstanding or deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in obligations that are in default at the time of purchase. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. Securities ratings are discussed beginning on page __.

The Fund may invest in municipal obligations of any maturity, but seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally one to ten years. Duration is a measure of a municipal obligation's expected life and is used to determine the sensitivity of the obligation to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. During temporary periods the Fund's average effective duration and average portfolio maturity may be reduced for defensive purposes.
There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax. Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

The Fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), to the extent Thornburg believes such investments may assist the Fund in pursuing its investment goal.

PRINCIPAL INVESTMENT RISKS
--------------------------
The value of the Fund's investments will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value decreases. This effect is more pronounced for longer and intermediate term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower
interest rates.   A portion of the Fund's dividends could be subject to the
federal alternative minimum tax.

The Fund's investments in lower rated and unrated municipal obligations (including particularly "junk" bonds or "high yield" bonds) may be more sensitive to factors that can reduce the value of the Fund's investments. Because the Fund's objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value. Lower rated and unrated obligations are generally more vulnerable than higher rated obligations to default, downgrades, and market volatility, and the value of such lower rated and unrated obligations may fluctuate more significantly than the Fund's other investments in response to changes in interest rates, poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers. The ability of an issuer of a lower rated or unrated obligation to make interest payments and repay principal on the obligation is typically less certain than for an issuer of a higher rated obligation. The market for lower rated and unrated municipal obligations may also be less liquid than the market for other municipal obligations, making it difficult for the Fund to value its investment in a lower rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price. Values of municipal obligations held by the Fund that do not make regular payments of principal and interest may be subject to greater volatility. Similarly, obligations held by the Fund that are in default are subject to greater volatility, and the risk of nonpayment of principal and interest is greater for these obligations. Municipal leases may require legislative appropriations for payment, and if the necessary appropriations are not made, the value of the lease will decline or be lost.

The Fund's investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to any derivative to perform its obligations to the Fund, the Fund's inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
----------------------------
No performance information is presented because the Fund commenced investment operations on March __, 2009.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
                                                        Class A   Class C
                                                        -------   -------
Maximum Sales Charge (Load) Imposed on Purchases          2.00%      none
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on
Redemptions (as a percentage of redemption
proceeds or original purchase price, whichever
is lower)                                                 0.50%(1)  0.60%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------

                                                        Class A   Class C
                                                        -------   -------
Management Fee                                            0.75%     0.75%

Distribution and Service (12b-1) Fees                     0.25%     1.00%

Other Expenses                                            1.13%(3)  1.13%(3)
                                                          -----     -----
Total Annual Fund Operating Expenses                      2.13%(4)  2.88%(4)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2) Imposed only on redemptions of Class C shares within 12 months of purchase.

(3) Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.

(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses are no higher than 1.25% and actual Class C expenses are no higher than 1.80%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year     3 Years
                         ------     -------
     Class A Shares      $656       $1,087
     Class C Shares      $391       $892

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year     3 Years
                         ------     -------
     Class C Shares      $291       $892

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about the Fund's principal investment strategies and principal investment risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that the Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. Additional information about the Fund's investment strategies and investment risks is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Fund's policies and procedures with respect to the disclosure of Fund portfolio investments.

Principal Investment Strategies
-------------------------------
A "principal investment strategy" of the Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of the Fund if it will not represent more than ten percent of the Fund's assets. Those strategies which are currently considered to be principal investment strategies of the Fund are identified under the caption "Principal Investment Strategies" in the first part of this Prospectus. It is important to remember, however, that the investment profile of the Fund will vary over time, depending on various factors. Over time, the Fund will invest different proportions of its assets in the investments it is permitted to purchase, and the Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

Municipal Obligations
---------------------
Municipal debt obligations, which are often called "municipal obligations," are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are used by the issuer to borrow money from investors. The municipal issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Municipal obligations are typically categorized as "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Some municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date.

The yields on municipal obligations are dependent on a variety of factors, including the general market, the size of a particular offering, the maturity and duration of the municipal obligation, and the rating of the issuer. The market value of municipal obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of municipal obligations decreases. Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. Municipal obligations have varying degrees of quality and varying levels of sensitivity to changing interest rates. While longer-term municipal obligations generally provide a higher yield than shorter-term municipal obligations, the prices of longer-term municipal obligations are also relatively more sensitive to interest rate changes than shorter-term obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

A significant portion of the Fund's assets may be invested in municipal obligations that are related in a manner that they may be affected negatively by specific economic, business, legal or political developments. For example, if the Fund has invested in revenue bonds issued by political subdivisions to finance healthcare facilities, reductions in medical expense reimbursements by private insurers or governmental agencies could have a negative impact on the revenues of those facilities and the ability of those facilities to service the revenue bonds. Similarly, if the Fund has invested in municipal obligations originating in a specific state, adverse fiscal or economic developments in the state could negatively affect both general obligation and revenue bonds issued by the state and its political subdivisions, agencies and instrumentalities.

Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government's covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by the Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for the Fund to sell the obligation at an acceptable price.

Lower-Quality Municipal Obligations
-----------------------------------
Lower-quality municipal obligations (sometimes called "junk" bonds or "high yield" securities) are rated below investment grade by the primary rating agencies, and are often considered to be speculative with respect to the issuer's continuing ability to make principal and interest payments. See "Securities Ratings and Credit Quality; Insurance" below. Municipal obligations which are not rated by a primary rating agency may be deemed to be lower-quality municipal obligations because they are issued by obligors with comparable below investment grade obligations outstanding, or are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations.

Lower-quality municipal obligations are generally more vulnerable than investment grade municipal obligations to default, downgrades, and market volatility. The ability of an issuer of lower-quality municipal obligations to make interest payments and repay principal on its obligations is more likely to be negatively affected by litigation, legislation or other events, and such issuers are more likely than issuers of higher-quality municipal obligations to experience bankruptcy or other financial difficulties. In particular, increases in interest rates or changes in the economy may significantly affect the ability of such issuers to meet projected financial goals or to obtain additional financing. To the extent that the Fund is required to seek recovery from an issuer who defaults in making interest or principal payments on an obligation held by the Fund, the Fund may incur expenses in excess of its ordinary operating expenses and may ultimately be unable to obtain full recovery on the defaulted amounts.

The market for lower-quality municipal obligations may be less liquid than the market for other municipal obligations. This reduced liquidity may make it difficult for the Fund to obtain market quotations for purposes of valuing the Fund's investment in a lower-quality obligation, and may also make it difficult for the Fund to sell its investment in a lower-quality obligation in a timely manner or at an acceptable price. Additionally, the effects of a general economic downturn, adverse publicity, or negative investor perceptions may be more pronounced for lower-quality municipal obligations than for securities that are traded on a more established retail market.

The Fund may also invest in municipal obligations which are in default at the time of the purchase. For example, the Fund may invest in the obligations of issuers that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. The risks described above with respect to lower-quality municipal obligations may be even more pronounced for investments in defaulted obligations.

Securities Ratings and Credit Quality; Insurance
------------------------------------------------
A municipal obligation's credit rating reflects the expected ability of the obligation's issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch") and Standard & Poor's Corporation ("S&P"). Municipal obligations which are rated within the four highest grades (Baa or BBB or better) by Moody's, Fitch, or S&P are considered "investment grade" obligations. Municipal obligations which are not rated by a rating organization may also be deemed to be "investment grade" because they are issued by obligors with comparable investment grade obligations outstanding, or are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. These obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade municipal obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Municipal obligations that are below investment grade are sometimes referred to as "high-yield" securities or "junk" bonds, and may involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. See "Lower-Quality Municipal Obligations" above. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation's rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer's current financial condition may be better or worse than a rating indicates.

The Fund may invest a significant portion of its portfolio in municipal obligations that are unrated. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated municipal obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment's actual credit quality. In particular, an unrated municipal obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lesser rated obligations.

Certain municipal obligations in which the Fund may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by the Fund are insured by an insurer whose claims-paying ability is downgraded by Moody's, S&P or Fitch, the value and credit rating of those debt obligations may be negatively affected, and failure of an insurer coupled with a default on an insured debt obligation held by the Fund would result in a loss of some or all of the Fund's investment in the debt obligation.

Derivatives
-----------
Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as municipal obligations or interest rates. The Fund may invest in or enter into a variety of derivative instruments such as financial futures contracts and options thereon, inverse floating rate securities ("inverse floaters"), interest rate swaps, forward rate contracts and credit derivatives (including credit default swaps and total return swaps). The Fund may use any of these investments for the purpose of hedging against interest rate changes or other market factors, or as substitutes for actual investments.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter ("OTC") derivatives contacts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative transactions for hedging purposes may not be effective, and expose the Fund to losses, because changes in the value of derivatives may not correlate as intended with the assets, rates or indices they are designed to track. The use of derivatives for purposes of investment (rather than for hedging purposes) may involve leverage that increases risk, and is generally considered speculative.

Investments in Investment Companies
-----------------------------------
Subject to provisions of the Investment Company Act of 1940, the Fund also may invest in other investment companies, including exchange traded funds ("ETFs") and closed end funds when the advisor considers such investments appropriate in pursuit of the Fund's objective. The risks of such investments generally relate to the risks associated with the underlying investments made by the investment company in which the Fund invests. Such investments may result in shareholders in the Fund paying management fees and costs both at the level of the Fund and at the level of the underlying investment company.

Temporary Investments
---------------------
The Fund may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. The Fund typically holds these securities under normal conditions pending investment of idle funds or to provide liquidity. The Fund also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce the Fund's ability to attain its investment objectives, and could result in current income subject to federal and state income taxes.

OPENING YOUR ACCOUNT - BUYING FUND SHARES

To open an account to purchase Class A or Class C shares of the Fund, complete and sign an account application and give it, along with your check, to your financial advisor. If there is no application accompanying this Prospectus, please call 1-800-847-0200.

For individual investors, the minimum amount to open an account is $5,000, except that an individual retirement account may be opened with $2,000. The minimum amount for subsequent purchases of shares of the Fund is $100. Minimums may be waived under certain circumstances.

For investment dealers, financial advisors or other investment professionals, including bank trust departments and companies with trust powers, purchasing for accounts of others within a clearly defined "wrap" asset allocation program or other fee-based brokerage account, the minimum amount to open an account is $2,500, unless otherwise specified by your program's provider. Consult your investment professional for your program minimum. The minimum for subsequent purchases of shares of the Fund is $100. Minimums may be waived under certain circumstances.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check made payable to the Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

THE FUND OFFERS DIFFERENT SHARE CLASSES

The Fund offers Class A and Class C shares. Each of the Fund's shares represents an equal undivided interest in the Fund's assets, and each share class of the Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Fund's shares. Shares of the Fund may be purchased through securities dealers, brokers, independent financial advisors and others ("financial advisors") who have agreements with the Fund's distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. All orders are subject to acceptance by the Fund, and the Fund and TSC reserve the right to refuse any order in whole or in part.

The Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Fund's distributor, TSC, at 1-800-847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their financial advisor or other person who is offering or making available shares of the Fund.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value ("NAV") next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of the Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business. See "Transaction Details," below.

COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Financial advisors and financial intermediaries such as securities dealers, retirement plans, and trust companies who hold shares for investors ("intermediaries") may impose charges or fees in connection with selling or holding Fund shares. These amounts differ depending upon the class of shares, the identity of the financial advisor or intermediary, and how the investor holds Fund shares.

Commissions and other sales charges paid by the investor when buying or redeeming Fund shares are displayed for the Fund under the caption "Fees and Expenses of the Fund," and are described below under the captions "Buying Class A Shares" and "Buying Class C Shares."

Amounts which could be paid by the Fund in connection with Rule 12b-1 plans are displayed for the Fund under the caption "Fees and Expenses of the Fund," and are described below under the captions "Buying Class A Shares" and "Buying Class C Shares."

Thornburg and TSC may pay amounts from their own resources to financial advisors in connection with the financial advisors' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. Financial advisor firms may pay additional compensation to their representatives who sell Fund shares or to third party intermediaries with whom the financial advisor firms have agreements to sell Fund shares. Thornburg or TSC also may provide non-cash compensation to financial advisor firms including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Fund also may pay amounts for these services, to the extent that the services provided by these intermediaries replace services which would otherwise be provided by the Fund's transfer agent or other persons hired directly by the Fund.

In addition, some financial advisors and intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the financial advisor or intermediary.

BUYING CLASS A SHARES

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at NAV. The sales charge is shown in the table below. The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder and distribution related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Because the annual fees for Class A shares of the Fund are lower than the fees for Class C shares of the Fund, any dividends paid by the Fund will be higher for the Class A shares of the Fund than for Class C shares of the Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C shares of the Fund for a given amount invested.

If you are among the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

At the time of purchase, each investor should provide to their financial advisor information on any existing investment in the Fund or intention to make further purchases in the future, so that the investor can take full advantage of sales charge discounts, or the Right of Accumulation or Letter of Intent described below. This information ordinarily can be shown by account statements for each account relied upon to obtain the sales charge reduction, showing the accountholder names, tax identification number, share amounts, transactions and other information which are a basis for the sales charge reduction. In addition, purchases under the Right of Accumulation may require additional information respecting your relationship to a family member or business entity whose account is considered in determining the accumulation amount.

You also may view the Fund's Prospectus, including this discussion of sales charges and waivers, by going to Thornburg Investment Management Mutual Funds on the Thornburg website at www.thornburg.com, and clicking the hyperlink to see the current Prospectus.

                                             Class A Shares
                                           Total Sales Charge
                                  As Percentage        As Percentage
                                  of Offering Price    of Net Asset Value
Less than $250,000                 2.00%                  2.04%
$250,000 to 499,999.99             1.50%                  1.52%
$500,000 to 999,999.99             1.25%                  1.27%
$1,000,000 and over                0.00%*                 0.00%*

    * There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge (CDSC) of 1/2 of 1% will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC may be subject to waiver or reduction. The applicability of these charges will not be affected by changes in registration. TSC intends to pay a commission (which may be paid in installments) to financial advisors who place an order for a single purchaser for the Fund of up to 0.5% for any portion of the order from $1 million to $2 million, up to 0.35% for any portion of the order exceeding $2 million up to $4 million, and 0.25% for any portion of the order exceeding $4 million. Payment of any such commission is subject to certain restrictions described in the Statement of Additional Information.

       At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specific minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws.

PURCHASES BY EMPLOYER-SPONSORED RETIREMENT PLANS. Employer-sponsored retirement plans are not eligible to purchase Class A shares of the Fund at net asset value, except where the administrator or other plan sponsor of the employer-sponsored retirement plan had, before July 1, 2007, established an account through which Class A shares of another Thornburg Fund have been purchased or has entered into an arrangement with Thornburg or TSC allowing for the purchase of such shares. For this purpose, "employer-sponsored retirement plans" include group profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code. Retail non-retirement accounts, individual retirement accounts ("IRAs"), Roth IRAs, SIMPLE IRAs, individual ("solo") and certain small employer 401(k) plans, individual profit sharing plans, individual 403(b) plans, Simplified Employee Pensions ("SEPs"), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered employer-sponsored retirement plans and are not subject to this restriction on purchases. "Small employer," for purposes of the preceding sentence, means a small employer that does not have a professional plan administrator or that has an administrator that is not set up to administer retirement plan shares.

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money in Class A shares that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a Letter of Intent ("LOI"). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of shares in the Fund to obtain the difference. Purchases of Class A shares of different Thornburg Funds, made in your qualifying accounts (as defined below), will be counted in determining if the goal is met. The dollar price of each purchase of Thornburg Fund Class A shares, through each qualifying account, is added to the dollar price of the Class A shares you previously purchased under the LOI. Letters of Intent only apply to purchases made after the letter is signed and delivered to your financial advisor, and must reference the qualifying accounts.

You may qualify for a reduced sales charge under Rights of Accumulation when your current purchase of Class A shares of the Fund, added to the value of the Class A, Class B, Class C and Class D shares of all Thornburg Funds (except money market funds) in your qualifying accounts, passes one of the sales charge breakpoints displayed in the sales charge table for Class A shares shown above.

For purposes of any sales charge reductions for which you may qualify under either a Letter of Intent or Rights of Accumulation, "qualifying accounts" are defined as follows:

     - Accounts under your name (alone or with other accountholders) with your federal tax identification number, shown on the Fund's records as opened by the same financial advisor or firm through which you are making your current purchase of Class A shares; and

     - Accounts under the name of persons in your household having the same mailing address as identified in your account application and opened by the same financial advisor or firm through which you are making your current purchase of Class A shares.

If you believe you qualify for these discounts as to any purchase, you must notify your financial advisor at the time of purchase to receive a reduced sales charge and must provide all applicable account numbers as described above.

Please Note: the discounts available under a Letter of Intent or Rights of Accumulation will not apply if shares are held through financial advisors or other financial services firms other than the financial advisor through which you are making your current purchase of shares. You should also note that these discounts do not apply to shares held in Thornburg Investment Management Separate Accounts or in employer-sponsored retirement plans.

SALES CHARGE WAIVERS. You may purchase Class A shares of the Fund with no sales charge if you notify TSC, the Fund's transfer agent (BFDS) or your financial advisor at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF THE FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of the Fund through the same account, up to the amount you previously redeemed.

AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF THORNBURG (or any investment company managed by Thornburg), TSC, any affiliated Thornburg Company, the Fund's Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the Financial Industry Regulatory Authority ("FINRA"); employees of financial planning firms who place orders for the Fund through a member in good standing with FINRA; the families of both types of employees. Orders must be placed through a FINRA member firm who has signed an agreement with TSC to sell Fund shares.

CUSTOMERS of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for service, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% applies to shares redeemed within one year of purchase.

THOSE PERSONS WHO ARE DETERMINED BY THE TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Fund or TSC.

PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUND provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; or (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

PURCHASES PLACED BY AN EMPLOYER-SPONSORED RETIREMENT PLAN, provided: (i) the plan's administrator or other plan sponsor had, before July 1, 2007, established an account through which Class A shares of another Thornburg Fund have been purchased or has entered into an arrangement with Thornburg or TSC allowing for the purchase of such shares; or (ii) the purchase is made through a clearly defined "wrap" asset allocation program or other fee-based brokerage account that does not make the Fund's retirement class shares available to investors.

PURCHASES BY CHARITIES. Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Fund without a sales charge. Thornburg or TSC intend to pay a commission of up to 1/2 of 1% to financial advisors who place orders for these purchases.

BUYING CLASS C SHARES. Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a contingent deferred sales charge (CDSC) of 3/5 of 1% if the shares are redeemed within one year of purchase. The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. The CDSC will be waived for shares redeemed because of (1) the death of the account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. In addition, the CDSC will be waived for redemptions under a systematic withdrawal plan within one year of purchase of up to 10% of the account value as of the time you set up the plan. See "Systematic Withdrawal Plan" below. The CDSC will not be charged for redemptions of Class C shares purchased through a qualified retirement plan when the administrator or other plan sponsor has entered into an agreement with the Fund's distributor, TSC, for a waiver of the CDSC. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder and distribution related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

TSC will not accept any order for Class C shares which it is able to determine will exceed $1,000,000, when added together with the value of Class A, B, C and D shares in all Thornburg Funds owned by the investor through the same account or qualifying account as described under the Rights of Accumulation section. TSC may not be able to determine in every case if the limitation applies because shareholder account information may be maintained by financial advisors or other intermediaries, and may not be available to TSC. Investors planning large purchases of Class C shares, or cumulative purchases of Class C shares over time, should consult with their financial advisors about the higher annual fees for Class C shares and consider if it would be more advantageous to purchase Class A shares under a Letter of Intent or Right of Accumulation. See "Buying Class A Shares."

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

SELLING FUND SHARES.

You can withdraw money from your Fund account at any time by redeeming some or all of your shares, either by selling them back to the Fund or by selling the shares through your financial advisor. Your shares will be redeemed by the Fund at the next share price ("NAV") calculated after your order is received in proper form. The amount of the redemption fee or the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated, but any redemption fee will apply to any appreciation in value. No CDSC or redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC or redemption fee will be redeemed first. No redemption fee will be imposed on shares to which a CDSC applies. Share price is normally calculated at 4 p.m. Eastern time.

The Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption. The Fund may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Fund to dispose of its securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors. No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. The Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. No redemption fee or contingent deferred sales charge will be imposed on such a mandatory redemption. The Fund will notify the shareholder before performing the redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. The Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

To sell shares in an account, you may use any of the following methods:

Written Instructions
--------------------
Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements
----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor or General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not an account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A Medallion signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem your shares by telephoning a Fund Support Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you by check. If you did not complete the telephone redemption section of your account application, you may add this feature to your account. The minimum wire redemption amount is $1,000, and the minimum check redemption amount is $50. See "Investor Services," below, or telephone 1-800-847-0200.

Redeem Through Financial Advisor
--------------------------------
Consult with your financial advisor. Your financial advisor may charge a fee.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. The contingent deferred sales charge ("CDSC") imposed on redemptions of Class C shares within one year of purchase is waived for redemptions under a systematic withdrawal plan of up to 10% of the account value as of the date you set up the plan. Because of the sales charge on Class A shares of the Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the Fund on a regular basis. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone a Fund Support Representative at 1-800-847-0200.

Certain Requests Must Include a Medallion Signature Guarantee
-------------------------------------------------------------
It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a Medallion signature guarantee if any of the following situations apply:

 * You wish to redeem more than $25,000 worth of shares;
 * Your account registration has changed within the last 30 days;
 * The check is being mailed to a different address than the one on your account (record address);
 * The check is being made payable to someone other than the account owner;
 * The redemption proceeds are being transferred to a Thornburg account with a different registration; or
 * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You must obtain a Medallion signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program ("STAMP"). The STAMP Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a Medallion signature guarantee.

INVESTOR SERVICES

Fund Information
----------------
Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. If you call during these times, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   . Confirmation statements after every transaction affecting your account.
   .  Monthly account statements
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan
-------------------------
One easy way to pursue your financial goals is to invest money regularly, which you can do by signing up for Thornburg's Automatic Investment Plan. Under this plan, shareholders with existing accounts in the Fund can arrange for a predetermined amount of money to be withdrawn from their bank account and invested in the Fund's shares at periodic intervals. The minimum amount that can be invested in the Fund at each periodic interval is $100, unless a different minimum is specified by the financial advisor through whose brokerage account you are investing. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-847-0200 and speak to a Fund Support Representative for more information.

Exchanging Shares
-----------------
As a shareholder you have the privilege of exchanging shares of any class of the Fund for shares of the same class of another Thornburg Fund. You should note:

   . The Fund you are exchanging into must be qualified for sale in your state.
   . You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
   . Before exchanging into another Thornburg Fund, read the Prospectus for that Fund.
   . Exchanges for shares of another Thornburg Fund will be treated as a sale of your shares for tax purposes and, therefore, an exchange may have tax consequences for you. See "Taxes" below for more information.
   . Each Thornburg Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose. See "Transaction Details - Excessive Trading" below.
   . Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder's right to redeem shares of the Fund.

The Fund reserves the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Support Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling a Fund Support Representative to obtain a telephone redemption application. Once you receive it, please fill it out, have it Medallion signature guaranteed and send it to the address shown in the application.

The Fund, TSC, Thornburg and the Fund's Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Fund's Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Fund or its Transfer Agent could be liable if these procedures are not employed. These procedures may include recording of telephone transactions, sending written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts
--------------------
Some broker dealers, financial advisors and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Fund nor its Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Fund nor its Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual fund shares.

TRANSACTION DETAILS

The Fund is open for business each day the New York Stock Exchange ("NYSE") is open. The Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where the Fund's management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security. A fair value is an estimated price and may vary from the prices obtained by other persons (including other mutual funds) in determining fair value.

A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the security, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the security.

Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See "Excessive Trading" for a discussion of the techniques used by Thornburg to reduce excessive trading.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. We are required to reject any new account application if the required information is not provided.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares" above and "Excessive Trading," below.

If you open or add to your account yourself rather than through your financial advisor please note the following:

   . All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
   .  The Fund does not accept cash or cash equivalents.
   . If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Fund or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

The Fund may authorize certain securities broker dealers and other financial services firms to receive on its behalf purchase and redemption orders received in good form, and some of those financial firms may be authorized to designate other firms to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by the authorized financial firm or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized financial firm or its designee.

Financial advisors, securities broker dealers and other persons offering shares of the Fund are not agents or otherwise acting on behalf of the Fund, TSC or Thornburg and the Fund, TSC and Thornburg are not responsible for errors or omissions of any financial advisor, securities broker dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Excessive Trading
-----------------
Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage the Fund's investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, the Fund's longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm the Fund's performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase the Fund's transaction costs.

The Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders, including monitoring trading activity and imposing redemption fees on certain transactions. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Fund's investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in the Fund to identify excessive trading. What constitutes excessive trading for the Fund will vary from other Thornburg Funds, depending upon the objectives of those other funds, the nature of those other funds' portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by the Fund (including whether any significant proportion of the Fund's securities is thinly traded or less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund's portfolio securities.

Purchase orders or exchanges may be restricted or refused by the Fund if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. The Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Fund to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Fund reserves the right to refuse purchase orders or exchanges by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). The Trust, Thornburg or TSC may enter into arrangements with firms that establish omnibus accounts, pursuant to which the omnibus accountholder temporarily or permanently agrees to place restrictions on any purchase or exchange of Fund shares by an investor within the account that meets certain specified criteria indicating that the purchase or exchange constitutes excessive trading. See also "Investor Services - Exchanging Shares" above.

Many Fund shares are now held through financial advisors, securities broker dealers, retirement plans, financial intermediaries and other persons who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSC will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees to provide Thornburg with information regarding investors who trade in Fund shares through the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated. The omnibus accountholders may also be unable to process and collect redemption fees or may refuse to do so. Consequently, a Fund may not be able to collect redemption fees from investors in omnibus accounts in some cases when those fees would ordinarily apply.

DIVIDENDS AND DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of the Fund primarily consists of interest received on debt obligations, reduced by expenses of the Fund. Net capital gains are the gains realized by a Fund upon sales of investments, reduced by losses realized upon sale of investments. The Fund expects to declare dividends from its net investment income daily and pay those dividends monthly. Dividends from net investment income may fluctuate. The Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. The Fund offers four options, which you can change at any time.

Dividends
---------
1. Reinvestment Option. Your dividend distributions, if any, will be automatically invested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains
-------------
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of the Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Investors should consider the tax implications of buying shares in the Fund just before a distribution. The money the Fund earns from its dividend, interest, capital gains and other income is reflected in the Fund's share price until it distributes the money. At that time the distribution is deducted from the share price. If you buy shares just before a Fund makes a distribution (and, in particular, a capital gains distribution), you will get back some of your money as a taxable distribution.

When the Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable. See "Taxes," below.

To minimize taxable capital gain distributions, the Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General
--------------------------
Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner.
Prospective investors, and in particular persons who are not individuals or who hold Fund shares through individual retirement accounts or other tax-deferred accounts, should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Fund.

Federal Tax Treatment of Distributions
--------------------------------------
The Fund intends to satisfy conditions that will enable it to designate distributions from the net interest income generated by those investments in municipal obligations which are exempt from federal income tax when received by the Fund, as "Exempt Interest Dividends." Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by the Fund of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Net long-term capital gains distributed by the Fund will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail information to shareholders regarding the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes.")

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Fund may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisors as to the extent and effect of this treatment.

If the Internal Revenue Service determines that the issuer of a municipal obligation held by the Fund does not comply with the Code, interest payments received by the Fund with respect to the obligation may become taxable. In that case, the portions of distributions made by the Fund relating to the taxable interest payments would be taxable to shareholders. If such determination by the Service is made retroactively, with respect to distributions made by the Fund in previous years, shareholders who received those distributions would be required in some instances to file amended income tax returns and pay additional taxes with respect to the portion of the distributions deemed to be taxable.

Federal Tax Treatment of Sales or Redemptions of Shares
-------------------------------------------------------
An investor's redemption of Fund shares, or exchange of shares for shares of another Thornburg Fund, will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or exchange.

State Taxes
-----------
The laws of the different states and local taxing authorities vary with respect to the taxation of distributions of net investment income and capital gains, and shareholders of the Fund are advised to consult their own tax advisors in that regard. The Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Prospective investors are urged to confer with their own tax advisors for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUND

The Fund is a diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISOR

The Fund is managed by Thornburg Investment Management, Inc. ("Thornburg"). Thornburg performs investment management services for the Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares of the Fund under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to the Fund are supervised by the Trustees of Thornburg Investment Trust.

The annual investment advisory and administrative services fee rates for the Fund are .75% and .125%, respectively. The advisory fee rate for the Fund decreases as assets increase, as described in the Statement of Additional Information.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or reimbursement of expenses for the Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, the Fund will pay all other costs and expenses of its operations. The Fund will not bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under "Opening Your Account - Buying Fund Shares."

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling shareholder of both Thornburg and TSC.

Fund Portfolio Managers
-----------------------

The portfolio managers for the Fund are identified below. Portfolio management at Thornburg is a collegial process. Co-portfolio managers typically act in concert in making investment decisions for the Fund, but a co-portfolio manager may act alone in making an investment decision. Portfolio managers are assisted by other employees of Thornburg.
Additional information about the portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Fund, is included in the Statement of Additional Information.

George T. Strickland, a managing director of Thornburg, is a co-portfolio manager for The Fund. Mr. Strickland has been one of the persons primarily responsible for management of the Thornburg Municipal Funds since 1998, and has performed municipal bond credit analysis and management since joining Thornburg in 1991.

Josh Gonze, a managing director of Thornburg, is a co-portfolio manager for the Fund. Mr. Gonze joined Thornburg in 1999 as an associate portfolio manager and was named a managing director in 2003. Before joining Thornburg, Mr. Gonze served as an associate director at Standard & Poor's, where he analyzed corporate bonds.

Christopher Ryon, CFA, a managing director of Thornburg, is a co-portfolio manager for the Fund. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard's Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard's intermediate and long-term municipal bond group.

TRUSTEES

The Fund is managed by Thornburg under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the 1940 Act, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, 63, Chairman of Trustees since 1987

     Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust, and is chairman of the board of directors of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, Thornburg Investment Trust in 1987, and Thornburg Mortgage, Inc. in 1993. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial advisor to the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute - New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, 53, Trustee since 2001, member of Governance and Nominating Committee

     Brian McMahon is the president of Thornburg Investment Trust and chief executive officer, president and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984,
     Mr. McMahon participated in organizing and managing the Trust's 15 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, 63, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

     David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater also is a director and member of the audit committee of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater has served with numerous charitable and community organizations, including Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.

David D. Chase, 67, Trustee since 2001, Chairman of Audit Committee

     David Chase is the chairman, president, chief executive officer and managing member of Vestor Associates, LLC, the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies.
     Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He has served various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School at Dartmouth College, and a PhD in Finance from Arizona State University.

Eliot R. Cutler, 62, Trustee since 2004, Chairman of Governance and Nominating Committee

     Eliot Cutler is the resident partner in charge of the Beijing, China office of the law firm of Akin Gump Strauss Hauer & Feld, LLP. An environmental and land use lawyer for more than 25 years, he has participated in the planning, permitting, funding and construction of facilities for public and private sector clients. Mr. Cutler is a director of Thornburg Mortgage, Inc., a real estate investment trust, and was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.

Susan H. Dubin, 60, Trustee since 2004, member of Audit Committee

     Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.

Owen D. Van Essen, 55, Trustee since 2004, member of Governance and Nominating Committee

     Owen Van Essen is the president of Dirks, Van Essen & Murray LLC, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, 49, Trustee since 1996, member of Audit Committee

     James Weyhrauch is a real estate broker in Santa Fe, New Mexico. He is the vice chairman of the board of directors, and was from 1997-2000 president and from 2000-2004 chief executive officer, of Nambe Mills, Inc., a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Finance from Southern Methodist University.



ADDITIONAL INFORMATION

REPORTS TO SHAREHOLDERS
   Shareholders will receive annual reports of the Fund containing financial statements audited by the Fund's independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

INVESTMENT ADVISOR
   Thornburg Investment Management, Inc.
   2300 North Ridgetop Road
   Santa Fe, New Mexico 87506

DISTRIBUTOR
   Thornburg Securities Corporation
   2300 North Ridgetop Road
   Santa Fe, New Mexico 87506

CUSTODIAN
   State Street Bank & Trust Co.
   2 Avenue De Lafayette
   Boston, Massachusetts 02111

TRANSFER AGENT
   Boston Financial Data Services
   Post Office Box 219017
   Kansas City, Missouri 64121-9017

GENERAL COUNSEL

   Legal matters in connection with the issuance of shares of the Fund are passed upon by Thompson, Hickey, Cunningham, Clow & April, P.A., 460 St. Michael's Drive, Building 1100, Suite 1103, Santa Fe, New Mexico 87505.

Additional information about the Fund's investment is included in the Fund's Statement of Additional Information, which is available without charge upon request. Shareholders may make inquiries about the Fund, and investors may request copies of the Statement of Additional Information, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Fund's current Statement of Additional Information also may be obtained on the Thornburg Website at www.thornburg.com. The Fund's current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Fund (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. The Fund will not accept applications from persons residing in states where the Fund's shares are not registered or qualified for sale.

Thornburg Securities Corporation, Distributor
2300 North Ridgetop Road
Santa Fe, New Mexico 87506
(800) 847-0200
www.thornburg.com

The Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.


Prospectus
THORNBURG STRATEGIC MUNICIPAL INCOME FUND

Institutional Class Shares

March __, 2009


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.


THORNBURG INVESTMENT MANAGEMENT



TABLE OF CONTENTS

Thornburg Strategic Municipal Income Fund

Investment Goals

Principal Investment Strategies

Principal Investment Risks

Past Performance of the Fund

Fees and Expenses

Additional Information About Fund Investments, Investment Practices and Risks

Opening Your Account - Buying Fund Shares

Selling Fund Shares

Investor Services

Transaction Details

Dividends and Distributions

Taxes

Organization of the Fund

Investment Advisor

Trustees



                THORNBURG STRATEGIC MUNICIPAL INCOME FUND

INVESTMENT GOALS
----------------
The Fund seeks a high level of current income exempt from federal individual income tax. This goal is a fundamental policy of the Fund, and may be changed only with shareholder approval. The Fund may not achieve its investment goal.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------
Thornburg Investment Management ("Thornburg") actively manages the Fund's investments in pursuing the Fund's investment goals. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower rated securities, and analysis of specific securities. The Fund invests in obligations and participations in obligations of any credit quality. The Fund may invest up to 50 percent of its portfolio in lower quality debt obligations rated at the time of purchase as below investment grade (sometimes called "junk" bonds or "high yield" bonds) or, if unrated, issued by obligors with comparable below investment grade obligations outstanding or deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in obligations that are in default at the time of purchase. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. Securities ratings are discussed beginning on page __.

The Fund may invest in municipal obligations of any maturity, but seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally one to ten years. Duration is a measure of a municipal obligation's expected life and is used to determine the sensitivity of the obligation to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. During temporary periods the Fund's average effective duration and average portfolio maturity may be reduced for defensive purposes.
There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax. Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

The Fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), to the extent Thornburg believes such investments may assist the Fund in pursuing its investment goal.

PRINCIPAL INVESTMENT RISKS
--------------------------
The value of the Fund's investments will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value decreases. This effect is more pronounced for longer and intermediate term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower
interest rates.   A portion of the Fund's dividends could be subject to the
federal alternative minimum tax.

The Fund's investments in lower rated and unrated municipal obligations (including particularly "junk" bonds or "high yield" bonds) may be more sensitive to factors that can reduce the value of the Fund's investments. Because the Fund's objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value. Lower rated and unrated obligations are generally more vulnerable than higher rated obligations to default, downgrades, and market volatility, and the value of such lower rated and unrated obligations may fluctuate more significantly than the Fund's other investments in response to changes in interest rates, poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers. The ability of an issuer of a lower rated or unrated obligation to make interest payments and repay principal on the obligation is typically less certain than for an issuer of a higher rated obligation. The market for lower rated and unrated municipal obligations may also be less liquid than the market for other municipal obligations, making it difficult for the Fund to value its investment in a lower rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price. Values of municipal obligations held by the Fund that do not make regular payments of principal and interest may be subject to greater volatility. Similarly, obligations held by the Fund that are in default are subject to greater volatility, and the risk of nonpayment of principal and interest is greater for these obligations. Municipal leases may require legislative appropriations for payment, and if the necessary appropriations are not made, the value of the lease will decline or be lost.

The Fund's investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to any derivative to perform its obligations to the Fund, the Fund's inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
----------------------------
No performance information is presented because the Fund commenced investment operations on March __, 2009.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                      Class I
                                                      -------
 Maximum Sales Charge (Load) Imposed on Purchases      None
   (as a percentage of offering price)

 Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                           None

Annual Fund Operating Expenses (expenses that are deducted
-------------------------------   from Fund assets)
                                                      Class I
                                                      -------
Management Fee                                          0.75%

Distribution and Service (12b-1) Fees                   0.00%

Other Expenses                                          1.13%(1)
                                                      -------
Total Annual Fund Operating Expenses                    1.88%(2)

(1) Other expenses in the table are estimated for the current fiscal year, before expense reimbursements.

(2) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class I expenses do not exceed 0.99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. In accordance with regulatory requirements, no five or ten year figures are provided because this is a new class of shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year     3 Years
                         ------     -------
Class I Shares:          $191       $591

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

Information about the Fund's principal investment strategies and principal investment risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that the Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. Additional information about the Fund's investment strategies and investment risks is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Fund's policies and procedures with respect to the disclosure of Fund portfolio investments.

Principal Investment Strategies
-------------------------------
A "principal investment strategy" of the Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of the Fund if it will not represent more than ten percent of the Fund's assets. Those strategies which are currently considered to be principal investment strategies of the Fund are identified under the caption "Principal Investment Strategies" in the first part of this Prospectus. It is important to remember, however, that the investment profile of the Fund will vary over time, depending on various factors. Over time, the Fund will invest different proportions of its assets in the investments it is permitted to purchase, and the Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

Municipal Obligations
---------------------
Municipal debt obligations, which are often called "municipal obligations," are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are used by the issuer to borrow money from investors. The municipal issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Municipal obligations are typically categorized as "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Some municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date.

The yields on municipal obligations are dependent on a variety of factors, including the general market, the size of a particular offering, the maturity and duration of the municipal obligation, and the rating of the issuer. The market value of municipal obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of municipal obligations decreases. Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. Municipal obligations have varying degrees of quality and varying levels of sensitivity to changing interest rates. While longer-term municipal obligations generally provide a higher yield than shorter-term municipal obligations, the prices of longer-term municipal obligations are also relatively more sensitive to interest rate changes than shorter-term obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

A significant portion of the Fund's assets may be invested in municipal obligations that are related in a manner that they may be affected negatively by specific economic, business, legal or political developments. For example, if the Fund has invested in revenue bonds issued by political subdivisions to finance healthcare facilities, reductions in medical expense reimbursements by private insurers or governmental agencies could have a negative impact on the revenues of those facilities and the ability of those facilities to service the revenue bonds. Similarly, if the Fund has invested in municipal obligations originating in a specific state, adverse fiscal or economic developments in the state could negatively affect both general obligation and revenue bonds issued by the state and its political subdivisions, agencies and instrumentalities.

Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government's covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by the Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for the Fund to sell the obligation at an acceptable price.

Lower-Quality Municipal Obligations
-----------------------------------
Lower-quality municipal obligations (sometimes called "junk" bonds or "high yield" securities) are rated below investment grade by the primary rating agencies, and are often considered to be speculative with respect to the issuer's continuing ability to make principal and interest payments. See "Securities Ratings and Credit Quality; Insurance" below. Municipal obligations which are not rated by a primary rating agency may be deemed to be lower-quality municipal obligations because they are issued by obligors with comparable below investment grade obligations outstanding, or are deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations.

Lower-quality municipal obligations are generally more vulnerable than investment grade municipal obligations to default, downgrades, and market volatility. The ability of an issuer of lower-quality municipal obligations to make interest payments and repay principal on its obligations is more likely to be negatively affected by litigation, legislation or other events, and such issuers are more likely than issuers of higher-quality municipal obligations to experience bankruptcy or other financial difficulties. In particular, increases in interest rates or changes in the economy may significantly affect the ability of such issuers to meet projected financial goals or to obtain additional financing. To the extent that the Fund is required to seek recovery from an issuer who defaults in making interest or principal payments on an obligation held by the Fund, the Fund may incur expenses in excess of its ordinary operating expenses and may ultimately be unable to obtain full recovery on the defaulted amounts.

The market for lower-quality municipal obligations may be less liquid than the market for other municipal obligations. This reduced liquidity may make it difficult for the Fund to obtain market quotations for purposes of valuing the Fund's investment in a lower-quality obligation, and may also make it difficult for the Fund to sell its investment in a lower-quality obligation in a timely manner or at an acceptable price. Additionally, the effects of a general economic downturn, adverse publicity, or negative investor perceptions may be more pronounced for lower-quality municipal obligations than for securities that are traded on a more established retail market.

The Fund may also invest in municipal obligations which are in default at the time of the purchase. For example, the Fund may invest in the obligations of issuers that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. The risks described above with respect to lower-quality municipal obligations may be even more pronounced for investments in defaulted obligations.

Securities Ratings and Credit Quality; Insurance
------------------------------------------------
A municipal obligation's credit rating reflects the expected ability of the obligation's issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch") and Standard & Poor's Corporation ("S&P"). Municipal obligations which are rated within the four highest grades (Baa or BBB or better) by Moody's, Fitch, or S&P are considered "investment grade" obligations. Municipal obligations which are not rated by a rating organization may also be deemed to be "investment grade" because they are issued by obligors with comparable investment grade obligations outstanding, or are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. These obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade municipal obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Municipal obligations that are below investment grade are sometimes referred to as "high-yield" securities or "junk" bonds, and may involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. See "Lower-Quality Municipal Obligations" above. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation's rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer's current financial condition may be better or worse than a rating indicates.

The Fund may invest a significant portion of its portfolio in municipal obligations that are unrated. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated municipal obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment's actual credit quality. In particular, an unrated municipal obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lesser rated obligations.

Certain municipal obligations in which the Fund may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by the Fund are insured by an insurer whose claims-paying ability is downgraded by Moody's, S&P or Fitch, the value and credit rating of those debt obligations may be negatively affected, and failure of an insurer coupled with a default on an insured debt obligation held by the Fund would result in a loss of some or all of the Fund's investment in the debt obligation.

Derivatives
-----------
Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as municipal obligations or interest rates. The Fund may invest in or enter into a variety of derivative instruments such as financial futures contracts and options thereon, inverse floating rate securities ("inverse floaters"), interest rate swaps, forward rate contracts and credit derivatives (including credit default swaps and total return swaps). The Fund may use any of these investments for the purpose of hedging against interest rate changes or other market factors, or as substitutes for actual investments.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter ("OTC") derivatives contacts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative transactions for hedging purposes may not be effective, and expose the Fund to losses, because changes in the value of derivatives may not correlate as intended with the assets, rates or indices they are designed to track. The use of derivatives for purposes of investment (rather than for hedging purposes) may involve leverage that increases risk, and is generally considered speculative.

Investments in Investment Companies
-----------------------------------
Subject to provisions of the Investment Company Act of 1940, the Fund also may invest in other investment companies, including exchange traded funds ("ETFs") and closed end funds when the advisor considers such investments appropriate in pursuit of the Fund's objective. The risks of such investments generally relate to the risks associated with the underlying investments made by the investment company in which the Fund invests. Such investments may result in shareholders in the Fund paying management fees and costs both at the level of the Fund and at the level of the underlying investment company.

Temporary Investments
---------------------
The Fund may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. The Fund typically holds these securities under normal conditions pending investment of idle funds or to provide liquidity. The Fund also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce the Fund's ability to attain its investment objectives, and could result in current income subject to federal and state income taxes.

OPENING YOUR ACCOUNT

Complete and sign an account application and give it, along with your check, to the Fund or to your financial intermediary. You may also open your account by wire or mail. If there is no application accompanying this prospectus, please call 1-800-847-0200. If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

If you open or add to your account yourself rather than through your financial advisor please note the following:

     * All of your purchases must be made in U. S. dollars.
     * Checks must be drawn on U. S. banks; the Fund does not accept cash or cash equivalents.
     * If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its Transfer Agent have incurred.

When you buy shares of the Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

BUYING FUND SHARES

The Institutional Class shares of the Fund are sold on a continuous basis with no initial sales charge or contingent deferred sales charge at the net asset value ("NAV") per share next determined after a purchase order is received by the Fund's transfer agent. The NAV of the Fund is computed at least once each day the Fund conducts business, by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of shares outstanding. NAV is normally calculated at four o'clock p.m. Eastern Time on each day the New York Stock Exchange is open.

Institutional Class shares of the Fund are subject to a Rule 12b-1 Service Plan, which permits the Fund to reimburse Thornburg for costs to obtain shareholder and distribution related services from persons who sell shares. The maximum annual reimbursement under the plan is 1/4 of 1% of the class's net assets, but Thornburg has advised that it has no current intention to seek, a reimbursement of any expenses under the plan for Class I shares. Because this fee is paid out of the class's assets, payment of the fee on an ongoing basis would increase the cost of your investment and might cost more than paying other types of sales charges.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Investor Services" and "Transaction Details," below.

For individual investors and qualified institutions purchasing shares for their own account, the minimum amount to open an account is $2,500,000. The minimum amount to add to an account is $5,000. Qualified institutions include corporations, banks, insurance companies, trusts, endowments and foundations.

For investment dealers, financial advisors or other investment professionals, including bank trust departments and companies with trust powers, purchasing for accounts of others within a clearly defined fee based advisory program, the minimum amount to open an account is $100,000 per program.

For investment dealers, financial advisors or other investment professionals, including bank trust departments and companies with trust powers, purchasing for accounts of others within a clearly defined "wrap" asset allocation program or other fee-based brokerage account, the minimum amount to open an account is $2,500, unless otherwise specified by your program's provider. Consult your investment professional for your program minimum. The minimum for subsequent purchases of shares is $100. Minimums may be waived under certain circumstances.

Investors who hold Institutional Class shares of the Fund through a wrap or a fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Institutional Class shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Institutional Class shares. Investors should contact their program provider to obtain information about their eligibility for the provider's program and the class of shares they would receive upon such a conversion.

Institutional Class shares also may be available to purchasers who are determined under procedures established by the Trustees to have acquired their shares under special circumstances not involving any sales expenses to the Fund or the Distributor, and not involving any expected administrative service by the Fund or Thornburg exceeding services customarily provided for Institutional Class shares.

Employer-sponsored retirement plans may no longer purchase Institutional Class shares of the Fund, except where the administrator or other plan sponsor of the employer-sponsored retirement plan had, before July 1, 2007, established an account through which Institutional Class shares have been purchased or has entered into an arrangement with Thornburg or TSC allowing for the purchase of such shares. For this purpose, "employer-sponsored retirement plans" include group profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code. Retail non-retirement accounts, individual retirement accounts ("IRAs"), Roth IRAs, SIMPLE IRAs, individual ("solo") and certain small employer 401(k) plans, individual profit sharing plans, individual 403(b) plans, Simplified Employee Pensions ("SEPs"), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered employer-sponsored retirement plans and are not subject to this restriction on purchases. "Small employer," for purposes of the preceding sentence, means a small employer that does not have a professional plan administrator or that has an administrator that is not set up to administer retirement plan shares.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to the Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

You also may add to an account through the Automatic Investment Program. See "Investor Services," below, or telephone us at 1-800-847-0200 for details.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. The Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. No redemption fee will be charged on such a mandatory redemption. The Fund will notify the shareholder before performing such a redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. The Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and their families or trusts established for the benefit of any of the foregoing, may also purchase Institutional Class shares.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value ("NAV") next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of the Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business. See "Transaction Details," below.

COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Securities dealers, brokers, independent financial advisors and others who sell or make available Fund shares to investors ("financial advisors"), and financial intermediaries such as securities dealers, retirement plans, and trust companies who hold shares for investors ("intermediaries") may impose charges or fees in connection with selling or holding Fund shares. These amounts differ depending upon the identity of the financial advisor or intermediary, and how the investor holds Fund shares.

Amounts which could be paid by the Fund in connection with Rule 12b-1 plans are described above under the caption "Buying Fund Shares." No such amounts are currently paid by the Fund with respect to Institutional Class shares.

Thornburg and the Fund's distributor ("TSC") may pay amounts from their own resources to financial advisors in connection with the financial advisors' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. Financial advisor firms may pay additional compensation to their representatives who sell Fund shares or to third party intermediaries with whom the financial advisor firms have agreements to sell Fund shares. Thornburg or TSC also may provide non cash compensation to financial advisor firms including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Fund also may pay amounts for these services, to the extent that the services provided by these intermediaries replace services which would otherwise be provided by the Fund's transfer agent or other persons hired directly by the Fund.

In addition, some financial advisors and intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the financial advisor or intermediary.

SELLING FUND SHARES

Shareholders can withdraw money from the Fund at any time by redeeming some or all of the shares in the account, either by selling them back to the Fund or by selling the shares through their financial advisor. The shares will be purchased by the Fund at the next share price ("NAV") calculated after the redemption order is received in proper form. Share price is normally calculated at 4 p.m. Eastern time. Please note the following:

   * Consult your financial advisor for procedures governing redemption through the advisor's firm.

   * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call (see "Telephone Redemption," below).

   * The Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

   * Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days after reciept by the Transfer Agent of a properly executed request for redemption. The Fund may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Fund to dispose of its securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

   * No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

To sell shares in an account, you may use any of the methods described below.

Written Instructions
--------------------
Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements
----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor or General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not in the account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A Medallion signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem your shares by telephoning your Fund Support Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you by check. If you did not complete the telephone redemption section of your account application, you may add this feature to your account. The minimum wire redemption amount is $1,000, and the minimum check redemption amount is $50. See "Investor Services," below for more details, or telephone 1-800-847-0200.

Redeem Through Financial Advisor
---------------------------------
Consult with your financial advisor. Your financial advisor may charge a fee.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone your Fund Support Representative at 1-800-847-0200.

Certain requests must include a Medallion Signature Guarantee
-------------------------------------------------------------
It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a Medallion signature guarantee if any of the following situations apply:

   *  You wish to redeem more than $25,000 worth of shares;

   *  Your account registration has changed within the last 30 days;

   * The check is being mailed to a different address than the one on your account (record address);

   * The check is being made payable to someone other than the account owner;

   * The redemption proceeds are being transferred to a Thornburg account with a different registration, or;

   * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You must obtain a Medallion signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program ("STAMP"). The STAMP Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a Medallion signature guarantee.

INVESTOR SERVICES

Fund Information
----------------
Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. If you call during these times, you can speak with someone equipped to provide the information or service you need.

   . Confirmation statements after every transaction affecting your account.
   .  Monthly account statements.
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan
-------------------------
One easy way to pursue your financial goals is to invest money regularly, which you can do by signing up for Thornburg's Automatic Investment Plan. Under this plan, shareholders with existing accounts in the Fund can arrange for a predetermined amount of money to be withdrawn from their bank account and invested in the Fund's shares at periodic intervals. The minimum amount that can be invested in a Fund at each periodic interval is $100, unless a different minimum is specified by the financial advisor through whose brokerage account you are investing. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-847-0200 and speak to a Fund Support Representative for more information.

Exchanging Shares
-----------------
As a shareholder, you have the privilege of exchanging Class I shares of the Fund for Class I shares of other Thornburg Funds offering that class of shares. However, you should note the following:

   . The Fund you are exchanging into must be qualified for sale in your state.
   . You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
   . Before exchanging into another Thornburg Fund, read the prospectus for that Fund.
   . Exchanges for shares of another Thornburg Fund will be treated as a sale of your shares for tax purposes and, therefore, an exchange may have tax consequences for you. See "Taxes" below for more information.
   . Each Thornburg Fund reserves the right to refuse any exchange, or Temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose. See "Transaction Details - Excessive Trading" below.
   . Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder's right to redeem shares of any Fund.

The Fund reserves the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem your shares by telephone simply by calling a Fund Support Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund Support Representative for a telephone redemption application. Once you receive it, please fill it out, have it Medallion signature guaranteed and send it to the address shown in the application.

The Fund, TSC, Thornburg and the Fund's Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Fund's Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Fund or its Transfer Agent could be liable if these procedures are not employed. These procedures may include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts
--------------------
Some broker dealers, financial advisors and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Fund nor its Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Fund nor its Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual fund shares.

TRANSACTION DETAILS

The Fund is open for business each day the New York Stock Exchange ("NYSE") is open. The Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where the Fund's management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security. A fair value is an estimated price and may vary from the prices obtained by other persons (including other mutual funds) in determining fair value.

A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the security, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the security.

Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See "Excessive Trading" for a discussion of the techniques used by Thornburg to reduce excessive trading.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares", above, and "Excessive Trading," below.

When you buy shares of the Fund or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

The Fund may authorize certain securities broker dealers and other financial services firms to receive on its behalf purchase and redemption orders received in good form, and some of those financial firms may be authorized to designate other firms to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by the authorized financial firm or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized financial firm or its designee.

Financial advisors, securities broker dealers and other persons offering shares of the Fund are not agents or otherwise acting on behalf of the Fund, TSC or Thornburg. The Fund, TSC and Thornburg are not responsible for errors or omissions of any financial advisor, securities broker dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Excessive Trading
-----------------
Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage the Fund's investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, the Fund's longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm the Fund's performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase the Fund's transaction costs.

The Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders, including monitoring trading activity and imposing redemption fees on certain transactions. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Fund's investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in the Fund to identify excessive trading. What constitutes excessive trading for the Fund will vary from other Thornburg Funds, depending upon the objectives of those other funds, the nature of those other funds' portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by the Fund (including whether any significant proportion of the Fund's securities is thinly traded or less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund's portfolio securities.

Purchase orders or exchanges may be restricted or refused by the Fund if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. The Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Fund to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Fund reserves the right to refuse purchase orders or exchanges by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). The Trust, Thornburg or TSC may enter into arrangements with firms that establish omnibus accounts, pursuant to which the omnibus accountholder temporarily or permanently agrees to place restrictions on any purchase or exchange of Fund shares by an investor within the account that meets certain specified criteria indicating that the purchase or exchange constitutes excessive trading. See also "Investor Services - Exchanging Shares" above.

Many Fund shares are now held through financial advisors, securities broker dealers, retirement plans, financial intermediaries and other persons who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSC will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees to provide Thornburg with information regarding investors who trade in Fund shares through the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated. The omnibus accountholders may also be unable to process and collect redemption fees or may refuse to do so. Consequently, a Fund may not be able to collect redemption fees from investors in omnibus accounts in some cases when those fees would ordinarily apply.

DIVIDENDS AND DISTRIBUTIONS

The Fund expects to distribute substantially all of its net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of the Fund primarily consists of stock dividends (if it holds equity securities) and interest received on debt obligations (if it holds debt obligations), reduced by expenses of the Fund. Net capital gains are the gains realized by the Fund upon sales of investments, reduced by losses realized upon sale of investments.

The Fund expects to declare dividends from net investment income daily and pay those dividends monthly. Dividends from net investment income may fluctuate. The Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. The Fund offers four options, which you can change at any time.

Dividends
---------
1. Reinvestment Option. Your dividend distributions, if any, will be automatically invested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains
-------------
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of the Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest or earnings are accrued or paid on amounts represented by uncashed distribution checks.

Investors should consider the tax implications of buying shares in the Fund just before a distribution. The money the Fund earns from its dividend, interest, capital gains and other income is reflected in the Fund's share price until it distributes the money. At that time the distribution is deducted from the share price. If you buy shares just before the Fund makes a distribution (and, in particular, a capital gains distribution), you will get back some of your money as a taxable distribution.

When the Fund sells a security at a profit it realizes a capital gain.
When it sells a security at a loss it realizes a capital loss. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable. See "Taxes," below.

To minimize taxable capital gain distributions, the Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General
--------------------------
Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner.
Prospective investors, and in particular persons who are not individuals or who hold Fund shares through individual retirement accounts or other tax-deferred accounts, should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Fund.

Federal Tax Treatment of Distributions
--------------------------------------
The Fund intends to satisfy conditions that will enable them to designate distributions from the net interest income generated by those investments in municipal obligations which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by the Fund of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Net long-term capital gains distributed by the Fund will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes.")

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Fund may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisors as to the extent and effect of this treatment.

If the Internal Revenue Service determines that the issuer of a municipal obligation held by the Fund does not comply with the Code, interest payments received by the Fund with respect to the obligation may become taxable. In that case, the portions of distributions made by the Fund relating to the taxable interest payments would be taxable to shareholders.
 If such determination by the Service is made retroactively, with respect to distributions made by the Fund in previous years, shareholders who received those distributions would be required in some instances to file amended income tax returns and pay additional taxes with respect to the portion of the distributions deemed to be taxable.

Federal Tax Treatment of Sales or Redemptions of Shares
-------------------------------------------------------
An investor's redemption of Fund shares, or exchange of shares for shares of another Fund, will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or exchange.

State Taxes
-----------
The laws of the different states and local taxing authorities vary with respect to the taxation of distributions of net investment income and capital gains, and shareholders of the Fund are advised to consult their own tax advisors in that regard. The Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Prospective investors are urged to confer with their own tax advisors for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUND

The Fund is a diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Fund is diversified. The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISOR

The Fund is managed by Thornburg Investment Management, Inc. ("Thornburg"). Thornburg performs investment management services for the Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to Institutional Class shares of the Fund under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to the Fund are supervised by the Trustees of Thornburg Investment Trust.

The annual investment advisory and administrative services fee rates for Institutional Class shares of the Fund are .75% and .05%, respectively. The advisory fee rate for the Fund decreases as assets increase, as described in the Statement of Additional Information.

Thornburg may, from time to time, agree to waive its fees or to reimburse the Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, the Fund will pay all other costs and expenses of its operations. The Fund will not bear any costs of sales or promotion incurred in connection with the distribution of Institutional Class shares, except as described above under "Buying Fund Shares".

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling shareholder of both Thornburg and TSC.

Fund Portfolio Managers
-----------------------
The portfolio managers for the Fund are identified below. Portfolio management at Thornburg is a collegial process. Co-portfolio managers typically act in concert in making investment decisions for the Fund, but a co-portfolio manager may act alone in making an investment decision. Portfolio managers are assisted by other employees of Thornburg.
Additional information about the portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Fund, is included in the Statement of Additional Information.

George T. Strickland, a managing director of Thornburg, is a co-portfolio manager for The Fund. Mr. Strickland has been one of the persons primarily responsible for management of the Thornburg Municipal Funds since 1998, and has performed municipal bond credit analysis and management since joining Thornburg in 1991.

Josh Gonze, a managing director of Thornburg, is a co-portfolio manager for the Fund. Mr. Gonze joined Thornburg in 1999 as an associate portfolio manager and was named a managing director in 2003. Before joining Thornburg, Mr. Gonze served as an associate director at Standard & Poor's, where he analyzed corporate bonds.

Christopher Ryon, CFA, a managing director of Thornburg, is a co-portfolio manager for the Fund. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard's Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard's intermediate and long-term municipal bond group.

TRUSTEES

The Fund is managed by Thornburg under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the 1940 Act, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, 63, Chairman of Trustees since 1987

     Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust, and is chairman of the board of directors of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, Thornburg Investment Trust in 1987, and Thornburg Mortgage, Inc. in 1993. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial advisor to the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute - New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, 53, Trustee since 2001, member of Governance and Nominating Committee

     Brian McMahon is the president of Thornburg Investment Trust and chief executive officer, president and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984,
     Mr. McMahon participated in organizing and managing the Trust's 15 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, 63, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

     David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater also is a director and member of the audit committee of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater has served with numerous charitable and community organizations, including Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.

David D. Chase, 67, Trustee since 2001, Chairman of Audit Committee

     David Chase is the chairman, president, chief executive officer and managing member of Vestor Associates, LLC, the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies.
     Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He has served various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School at Dartmouth College, and a PhD in Finance from Arizona State University.

Eliot R. Cutler, 62, Trustee since 2004, Chairman of Governance and Nominating Committee

     Eliot Cutler is the resident partner in charge of the Beijing, China office of the law firm of Akin Gump Strauss Hauer & Feld, LLP. An environmental and land use lawyer for more than 25 years, he has participated in the planning, permitting, funding and construction of facilities for public and private sector clients. Mr. Cutler is a director of Thornburg Mortgage, Inc., a real estate investment trust, and was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.

Susan H. Dubin, 60, Trustee since 2004, member of Audit Committee

     Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.

Owen D. Van Essen, 55, Trustee since 2004, member of Governance and Nominating Committee

     Owen Van Essen is the president of Dirks, Van Essen & Murray LLC, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, 49, Trustee since 1996, member of Audit Committee

     James Weyhrauch is a real estate broker in Santa Fe, New Mexico. He is the vice chairman of the board of directors, and was from 1997-2000 president and from 2000-2004 chief executive officer, of Nambe Mills, Inc., a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Finance from Southern Methodist University.


ADDITIONAL INFORMATION

REPORTS TO SHAREHOLDERS
   Shareholders will receive annual reports of the Fund containing financial statements audited by the Fund's independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

INVESTMENT ADVISOR
   Thornburg Investment Management, Inc.
   2300 North Ridgetop Road
   Santa Fe, New Mexico 87506

DISTRIBUTOR
   Thornburg Securities Corporation
   2300 North Ridgetop Road
   Santa Fe, New Mexico 87506

CUSTODIAN
   State Street Bank & Trust Co.
   2 Avenue De Lafayette
   Boston, Massachusetts 02111

TRANSFER AGENT
   Boston Financial Data Services
   Post Office Box 219017
   Kansas City, Missouri 64121-9017

GENERAL COUNSEL

   Legal matters in connection with the issuance of shares of the Fund are passed upon by Thompson, Hickey, Cunningham, Clow & April, P.A., 460 St. Michael's Drive, Building 1100, Suite 1103, Santa Fe, New Mexico 87505.

Additional information about the Fund's investment is included in the Fund's Statement of Additional Information, which is available without charge upon request. Shareholders may make inquiries about the Fund, and investors may request copies of the Statement of Additional Information, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Fund's current Statement of Additional Information also may be obtained on the Thornburg Website at www.thornburg.com. The Fund's current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Fund (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. The Fund will not accept applications from persons residing in states where the Fund's shares are not registered or qualified for sale.

Thornburg Securities Corporation, Distributor
2300 North Ridgetop Road
Santa Fe, New Mexico 87506
(800) 847-0200
www.thornburg.com

The Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.


                   Statement of Additional Information
                                   for
                Thornburg Strategic Municipal Income Fund

                        2300 North Ridgetop Road
                       Santa Fe, New Mexico 87506

     Thornburg Strategic Municipal Income Fund ("Strategic Municipal Income Fund" or the "Fund") is an investment portfolio established by Thornburg Investment Trust (the "Trust"). This Statement of Additional Information relates to the investments made or proposed to be made by the Fund, investment policies governing the Fund, the Fund's management, and other issues of interest to a prospective purchaser of Class A or Class C shares offered by the Fund.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's "Thornburg Strategic Municipal Income Fund" Prospectus dated March __, 2009. A copy of the Prospectus may be obtained at no charge by writing to the distributor of the Fund's shares, Thornburg Securities Corporation, at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. No financial statements are available for the Fund as of the date of this Statement of Additional Information because the Fund commenced operations on or about March __, 2009. This Statement of Additional Information is incorporated by reference into the Fund's "Thornburg Strategic Municipal Income Fund" Prospectus.

     The date of this Statement of Additional Information is March __, 2009.




TABLE OF CONTENTS

ORGANIZATION OF THE FUND

INVESTMENT POLICIES
  Municipal Obligations
  Ratings
  Temporary Investments
  Repurchase Agreements
  U.S. Government Obligations
  Reverse Repurchase Agreements
  Securities Lending
  Illiquid Investments
  Restricted Securities

COMMODITIES FUTURES TRADING REGISTRATION EXEMPTION

INVESTMENT LIMITATIONS

YIELD AND RETURN COMPUTATION
  Performance and Portfolio Information

REPRESENTATIVE PERFORMANCE INFORMATION

ADDITIONAL MATTERS RESPECTING TAXES
  Election by the Fund-Subchapter M
  Backup Withholding
  Distributions by Investment Companies-In General
  Municipal Fund Income Dividends
  Redemptions or Other Dispositions of Shares

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT, AND
  ADMINISTRATIVE SERVICES AGREEMENT
  Investment Advisory Agreement
  Proxy Voting Policies
  Administrative Services Agreement

SERVICE AND DISTRIBUTION PLANS
  Service Plans - All Classes
  Class C Distribution Plan

FINANCIAL INTERMEDIARY COMPENSATION

PORTFOLIO TRANSACTIONS

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION
  Selective Disclosure of Portfolio Securities Holdings
  Information
  Making Holdings Information Publicly Available

MANAGEMENT
  Committees of the Trustees
  Compensation of the Trustees
  Certain Ownership Interests of Trustees
  Personal Securities Transactions of Personnel

INFORMATION ABOUT PORTFOLIO MANAGERS
  Portfolio Manager Compensation
  Conflicts of Interest
  Accounts Managed by Portfolio Managers
  Portfolio Managers' Ownership of Shares in the Fund

NET ASSET VALUE

DISTRIBUTOR

ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES
  Share Class Conversion within Certain Fee-Based Accounts
  Moving Between Share Classes

BUSINESS CONTINUITY PLAN

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


ORGANIZATION OF THE FUND

     The Fund is a newly formed, diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 15 active Funds, one of which are described in this Statement of Additional Information. The Fund was formed on December 17, 2008 and commenced operations on March __, 2009. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     The assets received for the issue or sale of shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the Trust's books of account, and are charged with the liabilities with respect to the Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to the Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of the Fund are entitled to receive the underlying assets of the Fund which are available for distribution.

     The Fund may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. (Thornburg) in a manner substantially similar to the Fund. Shareholders of the Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     The Fund may hold special shareholder meetings and transmit proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Fund will transmit proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Fund. The Custodian is responsible for the safekeeping of the Fund's assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund.

INVESTMENT POLICIES

     The Fund seeks a high level of current income. As a secondary goal, the Fund seeks some long-term capital appreciation.

     Thornburg Investment Management ("Thornburg") actively manages the Fund's investments in pursuing the Fund's investment goals. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower rated securities, and analysis of specific securities.
The Fund invests in obligations and participations in obligations of any credit quality. The Fund may invest up to 50 percent of its portfolio in lower quality debt obligations rated at the time of purchase as below investment grade (sometimes called "junk" bonds or "high yield" bonds) or, if unrated, issued by obligors with comparable below investment grade obligations outstanding or deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in obligations that are in default at the time of purchase. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. Securities ratings are discussed beginning on page ___.

     The Fund may invest in municipal obligations of any maturity, but seeks to maintain a dollar-weighted average effective duration of normally one to ten years. Duration is a measure of a debt obligation's expected life and is used to determine the sensitivity of the obligation to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. During temporary periods the Fund's portfolio duration may be reduced for defensive purposes. There is no limitation on the maturity or duration of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to reduce changes in its share value through credit analysis, selection and diversification.

     The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax. Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

     The ability of the Fund to achieve its investment objectives is dependent upon the continuing ability of issuers of municipal obligations in which the Fund invests to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Fund. Thornburg subjects each issue under consideration for investment to the same or similar credit analysis that Thornburg applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds. These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates and other factors. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Thornburg reviews data respecting the issuers of the Fund's portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

     The Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from federal or state income tax. See "Temporary Investments" below.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Fund. Moreover, the value of the Fund's portfolio may be adversely affected. The Fund could be compelled to reevaluate its investment objectives and policies and submit possible changes in the structure of the Fund for the approval of its shareholders.

     The Fund's investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval.

Municipal Obligations
---------------------
     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" for this discussion if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     A significant portion of the Fund's assets may be invested in municipal obligations that are related in a manner that they may be affected negatively by specific economic, business, legal or political developments. For example, if the Fund has invested in revenue bonds issued by political subdivisions to finance healthcare facilities, reductions in medical expense reimbursements by private insurers or governmental agencies could have a negative impact on the revenues of those facilities and the ability of those facilities to service the revenue bonds. Similarly, if the Fund has invested in municipal obligations originating in a specific state, adverse fiscal or economic developments in the state could negatively affect both general obligation and revenue bonds issued by the state and its political subdivisions, agencies and instrumentalities.

     Some municipal obligations the Fund may purchase are backed by mortgage loans made by financial institutions or governmental agencies to finance single and multi-family housing projects or other real estate-related projects. Repayment of these municipal obligations may be secured by the revenues from a single housing project, or may be secured by a number of housing units. Interests in securities backed by a pool of mortgages on multiple housing units differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified payment dates. Instead, these securities provide for a periodic (typically monthly) payment which consists of both interest and principal payments. Changes in market interest rates and other factors may significantly affect the Fund when it holds municipal obligations backed by mortgages. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment may tend to limit to some degree the increase in the value of the Fund's investment in the municipal obligation because the value of mortgage backed securities may not appreciate to the degree of non-callable debt obligations. Prepayments also may occur because of sales of underlying properties or foreclosures.
 During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed obligations will decline.

     Variable Rate Demand Instruments. The Fund may invest in variable rate demand instruments. Variable rate demand instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets a Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     Fixed Rate Demand Instruments. The Fund may invest in fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the instrument's final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. The credit quality of such investments will be determined by Thornburg at the time of purchase, and will be reviewed by Thornburg from time to time thereafter, under the supervision of the Trustees of the Trust.

     Inverse Floaters. The Fund may invest in residual interests in a trust that holds municipal securities ("inverse floaters"). The interest rate payable on an inverse floater bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affects the interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While inverse floaters would expose the Fund to leverage risk, they are not subject to the Fund's borrowing restrictions.

     The Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of an inverse floater held by the Fund. Such an agreement would commit the Fund to reimburse the sponsor of the inverse floater, upon the termination of the trust issuing the inverse floater for the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the inverse floater could be terminated and the Fund could incur a loss.

     Municipal Leases. The Fund may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Fund with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease.
 Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, these lease obligations are typically backed by the municipality's covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

     In seeking to reduce the special risks associated with investment by the Fund in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an "event of nonappropropriation"); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer's general credit is adequate; and (v) such other factors concerning credit quality or the Fund's legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (i) the frequency of trades and quotes for the obligation; (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (iii) the willingness of dealers to make a market for the obligation; (iv) the nature and timing of marketplace trades; and (v) such other factors concerning the trading market as Thornburg may deem relevant.

     Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Fund is required to accrue income from zero coupon bonds on a current basis even though it does not receive the income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

     Credit Derivatives. The Fund may invest in credit default swaps, total return swaps or credit options. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified initiation of the option. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility.

     Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. Any such gain received by the Fund would be taxable.

     If the other party to an interest rate swap or forward rate contract defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

     Inasmuch as swaps are entered into for good faith hedging purposes, Thornburg and the Fund believes these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the Fund engages in such futures and options transactions.

     Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

     The Fund may engage in futures and related options transactions for either hedging or non-hedging purposes. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a CPO.

     In the case of a futures contract or an option thereon, the Fund will segregate with its custodian as initial margin assets sufficient to meet its obligations under the contract or option, and will deposit daily variation margin as required during the term of the futures contract or option. Segregated assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     Purchase of Municipal Obligations on a When-Issued or Delayed Delivery Basis. The Fund also may purchase and sell municipal obligations offered on a "when-issued" or "delayed delivery" basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain in a segregated account with State Street Bank & Trust Co., the Fund's custodian, liquid assets at least equal in value to commitments for when-issued or delayed delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or delayed delivery commitments. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

Ratings
-------
     The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields, while municipal obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of municipal obligations held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicate an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated municipal obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Lower-Quality Debt Securities. The Fund may purchase lower-quality debt securities (those rated below Baa by Moody's or BBB by S&P, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt securities, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well
established.   Notes bearing the designation MIG 4 are judged to be of
adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

   The Fund may invest a significant portion of its portfolio in municipal obligations that are unrated. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated municipal obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment's actual credit quality. In particular, an unrated municipal obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lesser rated obligations.

Temporary Investments
---------------------
     The Fund may invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Taxes." Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity.
 These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in the investment advisor's opinion represent minimal credit risk. Investments in repurchase agreements are limited to 5% of the Fund's net assets. See the next paragraph respecting repurchase agreements. In addition, temporary taxable investments may exceed 20% of the Fund's assets when made for defensive purposes during periods of abnormal market conditions.

Repurchase Agreements
---------------------
     The Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an
agreed upon date within a number of days from the date of purchase.   The
resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund will not enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements.

     The Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

U.S. Government Obligations
---------------------------
     The Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

     The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Reverse Repurchase Agreements
-----------------------------
     In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

Securities Lending
------------------
     The Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower;
(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Illiquid Investments
--------------------
     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Fund and, through reports from Thornburg, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).

     Investments currently considered by Thornburg to be illiquid include
(i) repurchase agreements not entitling the holder to payment of principal and interest within seven days, (ii) over-the-counter options and (iii) municipal lease obligations subject to non-appropriation risk where the underlying lease is not rated (at the time the obligation is purchased by the Fund) within the four highest grades of Moody's, S&P or Fitch and is not subject to a remarketing agreement (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations) except that Thornburg also may determine an unrated lease obligation to be readily marketable because it is backed by an irrevocable bank letter of credit or an insurance policy. Also Thornburg may determine some other restricted securities, government-stripped fixed-rate mortgage-backed securities and swap agreements to be illiquid. However, with respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities
---------------------
     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

COMMODITY FUTURES TRADING REGISTRATION EXEMPTION

     The Trust and the Fund have claimed or expect to claim exclusions from the definition of "commodity pool operator" under the Commodity Exchange Act, as amended, and are therefore not subject to registration or regulation as a commodity pool operator under that Act.

INVESTMENT LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

As a matter of fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (which means the lesser of (i) 67% of the shares of the Fund present in person or by proxy at a meeting of the holders of more than 50% of the outstanding shares, or (ii) more than 50% of the outstanding shares of the Fund), the Fund shall not:

     (1)  issue senior securities, except as permitted under the 1940 Act;

     (2)  borrow money, except as permitted under the 1940 Act;

     (3) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (4) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate);

     (5) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (6) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt securities or other instruments, or to repurchase agreements.

     In connection with restriction number 2, above, the 1940 Act currently permits an investment company to borrow money if the borrowings do not exceed one-third of the company's total assets after subtracting liabilities other than the borrowings.

     The following investment limitations are not fundamental and may be changed without shareholder approval:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are considered by Thornburg to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     It is the current policy of the Fund that it will not invest more than 25% of its total assets in any one industry. For purposes of this policy, securities of the U.S. Government and its agencies and instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. Municipal obligations backed only by the assets or revenues of non-governmental users are currently deemed to be issued by non-governmental users for the purposes of this policy, so that this limitation would apply to those obligations. The Fund does not interpret this policy to prevent the investment of more than 25% of the Fund's total assets in any one economic sector such as housing finance, public housing, utilities, hospital and healthcare facilities or industrial development, or in any one state.

YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------
     The Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for Class A and Class C shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by the Fund, and upon the Fund's expenses for the period.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums.
Provided that any such quotation is also accompanied by the standardized calculation referred to above, the Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors:
(1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     Income calculated for the purposes of calculating the Fund's yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing the Fund's performance and in providing a basis for comparison with other investment alternatives. However, the Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking the Fund's maximum sales charge into account. Excluding the Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     The Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAVs are not adjusted for sales charges, if any.

     The Fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     The Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while the Fund may offer greater liquidity or higher potential returns than CDs, the Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, the Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. The Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show the Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

REPRESENTATIVE PERFORMANCE INFORMATION

     No performance information is available for the Fund as of the date of this Statement of Additional Informaiton.

ADDITIONAL MATTERS RESPECTING TAXES

     The following discussion summarizes certain federal tax considerations generally affecting the Fund and shareholders. Certain state tax consequences associated with investments in the Fund are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, the laws of certain specified states and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Elections by the Fund -Subchapter M
------------------------------------
     The Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code.

     If in any year the Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------
     Each shareholder will be notified annually by the Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Fund may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General
--------------------------------------------------
     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income.
Certain exempt interest dividends are exempt from federal and certain states' income taxes, as described below under "Income Dividends." Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain.
Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     The Code generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from the Fund will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend" to instead be taxed at the rate of tax applicable to ordinary income.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Income Dividends
----------------
     The Fund intends to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable the Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. The Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Distributions by the Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     Distributions will be subject to treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Fund, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Fund and the income tax consequences to their shareholders.

    The Fund's counsel, Thompson, Hickey, Cunningham, Clow & April, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Redemption or Other Disposition of Shares
-----------------------------------------
     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of the Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. The Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of the Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates - the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive monthly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net investment income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS, AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement
-----------------------------
     Pursuant to an Investment Advisory Agreement in respect of the Fund, Thornburg Investment Management, Inc. ("Thornburg" or the "advisor"), 2300 North Ridgetop Road, Santa Fe, New Mexico 87506, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, the Fund in accordance with the Fund's investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by the Fund, in the percentage amounts set forth in the table below:

Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                   .750%
$500 million to $1 billion          .675%
$1 billion to $1.5 billion          .625%
$1.5 billion to $2 billion          .575%
Over $2 billion                     .500%

     The fee paid by the Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, the Fund will pay all other costs and expenses of its operations. The Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     The Trust's Trustees (including a majority of the Trustees who are not "interested persons" within the meaning of the 1940 Act) have approved the Investment Advisory Agreement applicable to the Fund, and will annually consider the renewal of the agreement applicable to the Fund. In this regard, the Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees' understandings of shareholders' expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor's services, and to confirm that the advisor actively and competently pursues the mutual fund's objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund's fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors. In this regard, the Trustees have further concluded that putting an investment advisory agreement "out to bid" as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund's objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Fund's performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

     The Trust's Trustees determined to approve the Investment Advisory Agreement applicable to the Fund on December 17, 2008.

     In connection with their general supervision of Thornburg, the Trustees will receive and consider reports throughout the year from Thornburg respecting the advisor's management of the Fund's investments. These reports will include information about the Fund's purchase and sale of portfolio investments and explanations from the advisor respecting investment selections, the investment performance of the Fund, general appraisal of industry and economic prospects and factors, and other matters affecting the Fund and relating to the advisor's performance of services for the Fund.

     A discussion regarding the basis for the approval of the Fund's Investment Advisory Agreement by the Trustees will be contained in the Fund's Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2009.

     The Investment Advisory Agreement applicable to the Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption "Management."

Proxy Voting Policies
---------------------
     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Fund. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of the Fund is available on the Thornburg website
(www.thornburg.com).

Administrative Services Agreements
----------------------------------
     Administrative services are provided to each class of shares issued by the Fund under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to the Fund's Class A and Class C shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes
---------------------------
     The Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") which is applicable to Class A and Class C shares. The Plan permits the Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Fund and transactions with the Fund. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years.

Class C Distribution Plan
--------------------------------------
     The Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act, applicable only to the Class C shares of the Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of ..75% of the average daily net assets attributable to the Fund's Class C shares.

     The purpose of the Distribution Plan applicable to the Fund is to compensate TSC for its services in promoting the sale of Class C shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C shares from amounts it receives under the Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because each Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Fund is not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

FINANCIAL INTERMEDIARY COMPENSATION

     Financial advisors and financial intermediaries who sell shares and hold shares for investors ("intermediaries") charge compensation in connection with the sale of Fund shares and the servicing of shareholder accounts. Intermediaries receiving this compensation may include securities brokers and dealers, registered investment advisors, banks, trust companies, insurance companies, employee benefit plan and retirement plan administrators, and other institutions that have entered into arrangements with Thornburg or TSC under which they are paid compensation for the sale of Fund shares or the servicing of accounts for their customers. Intermediaries may categorize and disclose these payments to their customers and to members of the public differently than the disclosures in the Prospectus and this SAI.

     Thornburg or TSC may pay compensation charged by intermediaries out of amounts that Thornburg or TSC receive from the Fund. Examples of such payments include, but are not limited to: (i) share sales commissions and ongoing asset-based compensation paid by Thornburg or TSC out of sales charges received or expected to be received from the Fund; (ii) amounts paid out of the Rule 12b-1 service and distribution fees that Thornburg or TSC receive from the Fund; and (iii) amounts paid by the Fund to compensate intermediaries who perform services, including subaccounting and subtransfer agency services, that would otherwise need to be provided by the Fund's transfer agent or other persons hired directly by the Fund.

     To the extent permitted by applicable law, including applicable rules promulgated by the Securities and Exchange Commission and the Financial Industry Regulatory Authority ("FINRA"), Thornburg or TSC may also compensate intermediaries out of Thornburg's or TSC's own resources. This compensation may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," and marketing and advertising support. An intermediary may receive this compensation in addition to the Rule 12b-1 or other compensation that the intermediary receives out of the assets of the Fund. This compensation from Thornburg or TSC may provide an incentive to financial intermediaries to actively market the sale of shares of the Fund or to support the marketing efforts of Thornburg or TSC. Examples of the types of services which an intermediary may provide (or may arrange to have a third party provide) in exchange for receiving this compensation from Thornburg or TSC include, but are not limited to: Fund due diligence and business planning assistance; marketing programs and support; operations and systems support; and training for the intermediary's personnel respecting the Fund and the financial needs of Fund shareholders. Each of Thornburg or TSC may also make payments out of its own resources to compensate an intermediary for costs associated with the intermediary's marketing efforts (including the cost of attendance at training and educational conferences), and for costs associated with the intermediary's shareholder support and account maintenance services for its customers or transaction processing (including the payment of certain ticket charges).

     As of the close of the fiscal year ended September 30, 2008, Thornburg or TSC was paying amounts from its own resources to the following member firms of FINRA, or to the affiliates of such firms:

          Charles Schwab & Co., Inc.
          Citigroup Global Markets, Inc.
          Commonwealth Financial Network
          Fidelity Brokerage Services, LLC
          LPL Financial Corporation
          Merrill Lynch, Pierce, Fenner & Smith, Inc.
          Morgan Stanley & Co., Inc.
          Pershing LLC
          Prudential Investment Management Services, LLC
          Raymond James & Associates, Inc.
          RBC Dain Rauscher Inc.
          UBS Financial Services, Inc.
          Wachovia Securities, LLC

Each of Thornburg and TSC may also make payments out of its own resources to institutions that are not member firms of FINRA and that are not included among, or affiliated with, the institutions listed above.

PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by Thornburg pursuant to its authority under the Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of the Fund, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses.

     Thornburg may execute the Fund's portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Fund may be useful to Thornburg in rendering investment management services to the Fund. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

     It is Thornburg's policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are "brokerage or research services" as that term is defined in
Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg's investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg's policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

     Thornburg may use research services provided by and place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Fund. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Fund and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Fund's Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

     The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Fund's current portfolio holdings information may be disclosed to persons not associated with the Fund, Thornburg, or TSC. The objective in adopting these policies and procedures is to reduce the exposure of the Fund and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Fund's portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg's policies prohibiting securities transactions using nonpublic "insider" information. Neither the Fund nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Fund's portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information
------------------------------------------------------
     Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where Thornburg determines that it is necessary or desirable to do so. Accordingly, information may be disclosed on an as needed basis to persons who provide services to the Fund such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Fund or investment advisor, mutual fund analysts, broker dealers who perform portfolio trades for the Fund, and certain other persons. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of Thornburg's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

     As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements that would permit Thornburg to disclose the Fund's nonpublic portfolio holdings information to the following persons:

                                                         Time Lag Between
                                                       Date of Information
Name of Recipient            Frequency              and Date of Disclosure
-----------------            ---------              ----------------------
PricewaterhouseCoopers LLP   Annually and as        One month or less,
                             necessary in           depending on the date
                             connection with the    of request
                             audit services it
                             provides to the
                             Fund

Institutional Shareholder
Services, Inc.               Daily                          None

State Street Bank and
Trust                        Daily                          None

Reuters                      Daily                          None

FT Interactive Data          Daily                          None

FactSet                      Daily                          None

Standard & Poor's/J.J.
Kenny Co.                    Daily                          None

Pricing Direct Inc.          Daily                          None

GCOM Solutions               Monthly                 One month or less
                                                     depending on the date
                                                     of request

Electra Information
Systems, Inc.                Daily                          None

OMGEO LLC                    Daily                          None

Making Holdings Information Publicly Available
----------------------------------------------
     The policy and procedures provide for periodic public disclosure of portfolio holdings information, as follows:

     Disclosure of portfolio holdings of the Fund on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Fund's portfolio holdings information approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31), except that portfolio hedging information is typically displayed on a quarterly basis.

     Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

     Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

     Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

     Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.

MANAGEMENT

     The Fund, together with Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Strategic Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg Investment Income Builder Fund, Thornburg Global Opportunities Fund and Thornburg International Growth Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to these Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the 1940 Act) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.





Interested Trustees
-------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------
Garrett           Chairman     Trustee     Chairman and controlling       Fifteen     Director of
Thornburg, 63     of Trustees  Since       shareholder of Thornburg                   Thornburg
                  (3)          1987 (4)    Investment Management, Inc.                Mortgage,
                                           (investment advisor) and                   Inc. (real
                                           Thornburg Securities                       estate
                                           Corporation (securities                    investment
                                           dealer); Chairman of Thornburg             trust)
                                           Limited Term Municipal Fund, Inc.
                                           (registered investment company)
                                           to 2004; CEO to 2007 and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment trust);
                                           President and Sole Director of
                                           Thornburg Mortgage Advisory
                                           Corporation (investment manager
                                           to Thornburg Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     CEO, President, Managing,       Fifteen          None
53                President,   Since       Director, Chief Investment
                  Member of    2001;       Officer & Co-Portfolio Manager
                  Governance   President   of Thornburg Investment
                  & Nominating Since 1997; Management, Inc.; President
                  Committee    (4)(6)      of Thornburg Limited Term
                  (5)                      Municipal Fund, Inc. to 2004





Independent Trustees
--------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
---------------------------------------------------------------------------------------------------
David A. Ater,   Trustee,      Trustee     Principal in Ater &            Fifteen       Director of
63               Member of     Since       Associates, Santa Fe, New                    Thornburg
                 Audit         1994 (4)    Mexico (developer, planner                   Mortgage,
                 Committee and             and broker of residential and                Inc.(real
                 Governance &              commercial real estate) owner,               estate
                 Nominating                developer and broker for                     investment
                 Committee                 various real estate projects.                trust)

David D.         Trustee,      Trustee     Chairman, President, CEO and   Fifteen       None
Chase, 67        Chairman of   Since       Managing Member of Vestor
                 Audit         2000 (4)    Associates, LLC, the general
                 Committee                 partner of Vestor Partners, LP,
                                           Santa Fe, NM (private entity
                                           fund); Chairman and CEO of Vestor
                                           Holdings, Inc., Santa Fe, NM
                                           (merchant bank).

Eliot R.         Trustee,      Trustee     Partner, Akin, Gump, Strauss,   Fifteen      Director of
Cutler, 62       Chairman of   Since       Hauer & Feld, LLP, Beijing,                  Thornburg
                 Governance    2004 (4)    China (law firm).                            Mortgage, Inc.
                 & Nominating                                                           (real estate
                 Committee                                                              investment
                                                                                        trust)

Susan H.         Trustee,      Trustee     President of Dubin              Fifteen      None
Dubin, 60        Member of     Since       Investment, Ltd., Greenwich,
                 Audit         2004 (4)    Connecticut (private investment
                 Committee                 fund); Director and officer
                                           of various charitable
                                           organizations.

Owen D.          Trustee,      Trustee     President of Dirks, Van         Fifteen      None
Van Essen,       Member of     Since       Essen & Murray, Santa Fe
55               Governance    2004 (4)    New Mexico (newspaper mergers
                 & Nominating              and acquisitions).
                 Committee

James W.         Trustee,      Trustee     Real estate broker, Santa Fe    Fifteen      None
Weyhrauch, 49    Member of     Since       Properties, Santa Fe,
                 Audit         1996 (4)    NM (since 2004); President &
                 Committee                 CEO from 1997-2004 & Vice
                                           Chairman, 2004 to date, Nambe
                                           Mills, Inc., Santa Fe, NM
                                           (manufacturer).

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------

George T.        Vice          Vice        Portfolio Manager, Co-         Not           Not
Strickland, 45   President;    President   Portfolio Manager, Vice        applicable    applicable
                 Treasurer     Since       President, and Managing
                               1996;       Director of Thornburg
                               Treasurer   Investment Management, Inc.;
                               Since 2007  Vice President (to 2004) and
                               (6)         Treasurer (2003-2004) of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.

William V.        Vice         Vice        Portfolio Manager,Co-          Not         Not
Fries, 69         President    President   Portfolio Manager, Vice        applicable  applicable
                               Since 1995  President and Managing
                                           Director of Thornburg
                                           Investment Management, Inc.


Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
41               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management,
                                           Inc.; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. to
                                           2004.

Alexander        Vice          Vice        Portfolio Manager, Co-         Not        Not
Motola, 38       President     President   Portfolio Manager (to 2008),   applicable  applicable
                               Since 2001  Vice President, and Managing
                                           Director of Thornburg
                                           Investment Management, Inc.

Wendy Trevisani,  Vice         Vice        Co-Portfolio Manager           Not           Not
37                President    President   since 2006, Managing Director  applicable    applicable
                               Since 1999  since 2004, Vice President,
                                           and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Joshua Gonze,     Vice         Vice        Co-Portfolio Manager since   Not           Not
45                President    President   2007, Managing Director      applicable    applicable
                               Since 1999  since 2004, Associate
                                           Portfolio Manager and Vice
                                           President of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Brad Kinkelaar,   Vice         Vice        Co-Portfolio Manager,          Not           Not
40                President    President   Managing Director since        applicable    applicable
                               Since 1999  2004, Vice President and
                                           Associate Portfolio Manager
                                           of Thornburg Investment
                                           Management, Inc.

Christopher       Vice         Vice        Co-Portfolio Manager since      Not          Not
Ihlefeld, 38      President    President   2007, Managing Director since   applicable   applicable
                               Since 2003  2006, and Associate Portfolio
                                           Manager and Vice President
                                           of Thornburg Investment
                                           Management, Inc.; Vice
                                           President of Limited Term
                                           Municipal Fund, Inc., 2003-2004.

Leon              Vice         Vice        Managing Director since 2007    Not          Not
Sandersfeld, 42   President    President   and Associate of Thornburg      applicable   applicable
                               Since 2003  Investment Management, Inc.


Sasha Wilcoxon,   Vice         Vice        Managing Director since        Not           Not
34                President;   President   2007, Mutual Fund Support      applicable    applicable
                  Secretary    Since 2003; Service Department Manager,
                               Secretary   and Associate of Thornburg
                               since 2007  Investment Management, Inc.
                               (6)

Ed Maran,         Vice         Vice        Co-Portfolio Manager since      Not          Not
50                President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Vinson            Vice         Vice        Co-Portfolio Manager since      Not          Not
Walden, 38        President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Thomas          Vice          Vice         Vice President and Managing     Not           Not
Garcia, 37      President     President    Director since 2004 and         Applicable    Applicable
                              since 2006   Associate Portfolio Manager
                                           of Thornburg Investment
                                           Management, Inc.

Lei             Vice          Vice         Co-Portfolio Manager and        Not           Not
Wang, 37        President     President    Managing Director since 2006,   Applicable    Applicable
                              since 2006   and Associate Portfolio
                                           Manager since 2004 of Thornburg
                                           Investment Management, Inc.;
                                           Associate, Enso Capital
                                           Management, LLC 2002-2004.

Connor            Vice        Vice         Co-Portfolio Manager and        Not            Not
Browne, 29        President   President    Managing Director since         Applicable     Applicable
                              since 2006   2006, and Associate
                                           Portfolio Manager of
                                           Thornburg Investment
                                           Investment Management, Inc.

Jason             Vice        Vice         Co-Portfolio Manager since      Not            Not
Brady, 34         President   President    2006 and Managing Director      Applicable     Applicable
                              since 2007   since 2007 of Thornburg
                                           Investment Management, Inc.;
                                           Portfolio Manager, Fortis
                                           Investments 2005-2006;
                                           Associate, Fidelity Investments
                                           2003-2004.

Lewis              Vice        Vice        Co-Portfolio Manager and        Not           Not
Kaufman, 33        President   President   Managing Director since 2007,   Applicable    Applicable
                               since 2007  and Associate Portfolio Manager
                                           since 2005 of Thornburg Investment
                                           Management, Inc.; Associate,
                                           Citigroup, 2003-2004.

Christopher        Vice        Vice        Associate Portfolio Manager     Not           Not
Ryon, 52           President   President   since 2008 of Thornburg         Applicable    Applicable
                               since 2008  Investment Management, Inc.;
                                           Principal, Vanguard Funds to
                                           2008.

Lon Erickson,      Vice        Vice        Associate Portfolio Manager     Not           Not
33                 President   President   since 2008 of Thornburg         Applicabl     Applicable
                               since 2008  Investment Management, Inc.;
                                           Senior Analyst, State Farm
                                           Insurance to 2008.

Kathleen           Vice        Vice        Senior Tax Accountant and       Not           Not
Brady, 48          President   President   Associate of Thornburg          Applicable    Applicable
                               since 2008  Investment Management, Inc.
                                           since 2007; Chief Financial
                                           Officer, Vestor Partners, LP
                                           to 2007.

Jack Gardner,       Vice       Vice        Managing Director since 2007    Not           Not
54                  President  President   of Thornburg Investment         Applicable    Applicable
                               since 2008  Management, Inc.; President,
                                           Thornburg Securities Corporation
                                           since 2008; National Sales
                                           Director, Thornburg Securities
                                           Corporation since 2004.

(1)     Each person's address is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.
(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 15 separate investment "Funds" or "series."
        Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 15 Funds of the Trust.  Each Trustee oversees the 15 Funds of the Trust.
(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment
        Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 15 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.
(4)     Each Trustee serves in office until the election and qualification of a successor.
(5)     Mr. McMahon is considered an "interested" Trustee because he is the chief executive officer and president of Thornburg Investment Management, Inc.
(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------
     The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons, David D. Chase (chairman), David
A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Fund's independent registered public accounting firm which audits the annual financial statements of the Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment advisor, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Fund's accounting and financial reports. The committee held four meetings in the Trust's fiscal year ended September 30, 2008.

     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Fund's investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i) conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held three meetings in the Trust's fiscal year ended September 30, 2008.

Compensation of Trustees
------------------------
     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. Effective January 1, 2009, The Trust compensates each Trustee who is not an interested person of the Trust at an annual rate of $96,000 payable quarterly, ten percent of which shall be invested in one or more Thornburg Fund, as the Trustee selects, and which shall be subject to an undertaking by the Trustee to retain those Fund shares during the Trustee's tenure as a Trustee. In addition, each Trustee is compensated $7,500 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; provided, however, that the compensation is $3,500 for each meeting or session attended by telephone in excess of one meeting or session attended by telephone in any calendar year. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee and the Governance and Nominating Committee who is not an interested person of the Trust $2,500 for each committee meeting attended. The Trust pays the chairman of the Audit Committee an additional annual compensation of $7,500, payable quarterly, and pays the chairman of the Governance and Nominating Committee an additional annual compensation of $5,000, payable quarterly. The Trust also compensates each independent Trustee $1,500 for each session that such Trustee attends with a Trust service provider, except that if the Trustee is required to travel away from home for the session, the Trust will compensate the Trustee $2,500.

     The Trust reimburses each Trustee for travel and certain out-of-pocket expenses incurred by the Trustee in connection with attending meetings, including attendance at any seminar or educational program relating to the Trustee's service for the Trust. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the fiscal year ended September 30, 2008 as follows:



                         Pension or
                         Retirement      Estimated      Total
           Aggregate     Benefits        Annual         Compensation
           Compensation  Accrued as      Benefits       from Trust and
Name of    from          Part of         Upon           Fund Complex
Trustee    Trust         Fund Expenses   Retirement     Paid to Trustee
--------   ------------  -------------   -------------  ---------------
Garrett
Thornburg       0             0                0              0

David A.
Ater          $101,250        0                0             $101,250

David D.
Chase         $102,000        0                0             $102,000

Eliot R.
Cutler        $93,250         0                0             $93,250

Susan H.
Dubin         $97,750         0                0             $97,750

Brian J.
McMahon         0             0                0              0

Owen D.
Van Essen     $87,750                                        $87,750

James W.
Weyhrauch     $97,750         0                0             $97,750



Certain Ownership Interests of Trustees
---------------------------------------
Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee in each Fund as of December 31, 2008.

       (1)               (2)                         (3)                   (4)
                                                                       Aggregate
                                                                       Dollar Range
                                                                       of Securities
                                                 Dollar Range          in all Funds
                                                 of Securities         of the Trust
Name of Trustee     Name of Fund                 in each Fund          as of 12/31/08
---------------     ------------                 -------------         --------------

Garrett Thornburg   [Thornburg New Mexico        [over $100,000]
                    Intermediate Municipal
                    Fund]

                    [Thornburg Value Fund]       [over $100,000]

                    [Thornburg International     [over $100,000]
                    Value Fund]

                    [Thornburg Core Growth       [over $100,000]
                    Fund]

                    [Thornburg Investment        [over $100,000]
                    Income Builder Fund]

                    [Thornburg Global            [over $100,000]
                    Opportunities Fund]

                    [Thornburg International
                    Growth Fund]                 [over $100,000]
                                                                      [over $100,000]

Brian J. McMahon    [Thornburg Limited Term      [over $100,000]
                    Municipal Fund]

                    [Thornburg Intermediate      [over $100,000]
                    Municipal Fund]

                    [Thornburg New Mexico        [over $100,000]
                    Intermediate Municipal Fund]

                    [Thornburg Value Fund]       [over $100,000]

                    [Thornburg International     [over $100,000]
                    Value Fund]

                    [Thornburg Core Growth       [over $100,000]
                    Fund]

                    [Thornburg Investment        [over $100,000]
                    Income Builder Fund]

                    [Thornburg Global            [over $100,000]
                    Opportunities Fund]

                    [Thornburg International
                    Growth Fund]                 [over $100,000]

                    [Thornburg Strategic Income
                    Fund]                        [over $100,000]

                                                                     [over $100,000]

David A. Ater       [Thornburg Value Fund]       [over $100,000]

                    [Thornburg International     [over $100,000]
                    Value Fund]

                    [Thornburg Core Growth       [over $100,000]
                    Fund]

                    [Thornburg Global            [over $100,000]
                    Opportunities Fund]
                                                                    [over $100,000]

David D. Chase      [Thornburg International     [$1 - $10,000]
                    Value Fund]

                    [Thornburg Core Growth       [$1 - $10,000]
                    Fund]

                    [Thornburg Investment
                    Income Builder Fund]         [$1 - $10,000]

                    [Thornburg Global
                    Opportunities Fund]          [$1 - $10,000]

                                                                    [$10,001 - $50,000]

Eliot R. Cutler     [Thornburg Limited Term      [$1 - $10,000]
                    Municipal Fund]

                    [Thornburg International
                    Value Fund]                  [over $100,000]

                    [Thornburg Core Growth
                    Fund]                        [$50,001 - $100,000]

                    [Thornburg Investment
                    Income Builder Fund]         [$10,001 - $50,000]

                    [Thornburg Global
                    Opportunities Fund]          [$10,001 - $50,000]

                                                                    [over $100,000]

Susan H. Dubin      [Thornburg International     [over $100,000]
                    Value Fund]

                    [Thornburg Core Growth       [$10,001 - $50,000]
                    Fund]

                    [Thornburg Global            [$50,001 - $100,000]
                    Opportunities Fund]

                    [Thornburg International     [$10,001 - $50,000]
                    Growth Fund]
                                                                    [over $100,000]

Owen Van Essen      [Thornburg New Mexico        [over $100,000]
                    Intermediate Municipal Fund]

                    [Thornburg Limited Term      [over $100,000]
                    U.S. Government Fund]

                    [Thornburg Value Fund]       [over $100,000]

                    [Thornburg Core Growth       [$1 - $10,000]
                    Fund]

                    [Thornburg Investment        [over $100,000]
                    Income Builder Fund]

                    [Thornburg Global            [over $100,000]
                    Opportunities Fund]

                    [Thornburg Strategic Income
                    Fund]                        [over $100,000]
                                                                    [over $100,000]

James W.            [Thornburg Value Fund]       [$50,001 - $100,000]
Weyhrauch
                    [Thornburg International     [$10,001 - $50,000]
                    Value Fund]

                    [Thornburg Core Growth       [over $100,000]
                    Fund]

                    [Thornburg Investment        [$50,001 - $100,000]
                    Income Builder Fund]

                    [Thornburg Global            [over $100,000]
                    Opportunities Fund]
                                                                    [over $100,000]



Personal Securities Transactions of Personnel
---------------------------------------------
     The Trust, the investment advisor to the Trust, and the distributor for the advisor and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Fund. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation
------------------------------
     The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest
---------------------
     Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of the Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

     The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Fund's investments and the manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------
     Set out below for each of the co-portfolio managers named in the Prospectus is information respecting the accounts managed by the manager. The information presented is current as of September 30, 2008. The information includes the Fund or Funds as to which each individual is a portfolio or co-portfolio manager. Except as noted below, as of September 30, 2008, the advisory fee for each of the accounts was not based on the investment performance of the account.

George T. Strickland
--------------------
Registered Investment Companies:  Accounts:  6    Assets: $2,190,307,746
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 236   Assets: $879,932,219

Josh Gonze
----------
Registered Investment Companies:  Accounts:  5    Assets: $2,142,794,846
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 236   Assets: $879,932,219

Christopher Ryon
----------------
Registered Investment Companies:  Accounts:  0    Assets: $0
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Portfolio Managers' Ownership of Shares in the Fund
----------------------------------------------------
     None of the co-portfolio managers of the Fund Because the Fund commenced operations after the conclusion of the Trust's most recently completed fiscal year, none of the co-portfolio managers of the Fund owned any shares in the Fund as of the Trust's most recently completed fiscal year.

George T. Strickland
--------------------
Strategic Municipal Income Fund     $[____________]

Josh Gonze
----------
Strategic Municipal Income Fund     $[____________]

Christopher Ryon
----------------
Strategic Municipal Income Fund     $[____________]

NET ASSET VALUE

     The Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") acts as principal underwriter of the Fund. The Fund does not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

     Certain purchases of $1 million or more qualify for purchase without a sales charge, and Thornburg Investment Management, Inc. ("Thornburg") or Thornburg Securities Corporation ("TSC") may pay compensation to financial advisors who place orders of $1 million or more, as more, as more specifically described in the Fund's Prospectus. However, to the extent shares of a fund purchased pursuant to this exception to the ordinary sales charge on Class A shares are held for more than 12 months but are redeemed less than 18 months after purchase, no compensation will be paid to financial advisors under this program for reinvestment otherwise qualifies for the exception to the sales charge for purchases of $1 million or more. Thornburg and TSC reserve the right to make judgments respecting these payments of compensation in reinvestment of redemption proceeds, in their reasonable discretion.

Share Class Conversion within Certain Fee-Based Accounts
--------------------------------------------------------
     Some shareholders may hold shares of the Fund through fee-based programs, often referred to as "wrap accounts," that are managed by investment dealers, financial advisors or other investment professionals (each, a "wrap account intermediary"). A wrap account intermediary may impose eligibility requirements on a shareholder's participation in the fee-based program and ownership of shares through the program which are additional to the ownership requirements described in the applicable prospectus. Under the terms of its fee-based program, a wrap account intermediary may also be permitted to effect a conversion of a shareholder's shares in the Fund, including those shares purchased by the shareholder during the shareholder's participation in the program, to a different class of shares of that Fund in situations when the shareholder no longer meets the wrap account intermediary's stated eligibility requirements for the ownership of the class of shares that the shareholder initially purchased. For example, the terms of its fee-based program may permit a wrap account intermediary to effect this type of conversion when a shareholder moves his position in a class of shares of the Fund out of the program that offered that class of shares and into a program or account through which the wrap account intermediary only offers a different class or classes of shares of the Fund. Any such converstion by a wrap account intermediary will be made in accordance with the applicable prospectuses of the Fund, and will be made without the imposition by the Fund of any sales load, fee or other charge. The class of shares that a shareholder owns after the conversion may bear higher fees and expenses than the class of shares that the shareholder initially purchased.

     If you own shares of the Fund through a fee-based program, you should consult with your wrap account intermediary to determine whether there are any additional eligibility requirements that the wrap account intermediary imposes on your participation in their program and your ownership of the Fund's shares through the program, and whether the wrap account intermediary prescribes any circumstances which may result in the type of share class conversion described herein.

Moving Between Share Classes
----------------------------
     Thornburg believes, based upon current interpretations of law, that a shareholder's exchange of shares of one class of the Fund for shares of a different class of the Fund may, under certain circumstances, not result in the realization of gain or loss for federal income tax purposes. To determine whether you may be eligible for this type of tax-favored exchange, please contact Thornburg before redeeming your existing shares. You should also consult your own tax advisors with respect to the particular federal, state, local and foreign tax consequences of an exchange of shares.

     Even if an exchange does not result in the realization of gain or loss for federal income tax purposes, any sales charges that you paid or that are payable on the shares you originally held (including any contingent deferred sales charges incurred upon redemption) will not be credited back to your account.

BUSINESS CONTINUITY PLAN

     Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with these plans, Thornburg and TSC have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     [__________], is the independent registered public accounting firm for the Fund.

                    Statement of Additional Information
                                    for
                        Institutional Class Shares
                                     of
                 Thornburg Strategic Municipal Income Fund

                        2300 North Ridgetop Road
                       Santa Fe, New Mexico 87506

     Thornburg Strategic Municipal Income Fund ("Strategic Municipal Income Fund" or the "Fund") is an investment portfolio established by Thornburg Investment Trust (the "Trust"). This Statement of Additional Information relates to the investments made or proposed to be made by the Fund, investment policies governing the Fund, the Fund's management, and other issues of interest to a prospective purchaser of Institutional Class shares offered by the Fund.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's "Thornburg Strategic Municipal Income Fund - Institutional Class Shares" Prospectus dated March __, 2009. A copy of the Institutional Class Prospectus may be obtained at no charge by writing to the distributor of the Fund's Institutional Class shares, Thornburg Securities Corporation, at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.

     This Statement of Additional Information is incorporated by reference into the Fund's "Thornburg Strategic Municipal Income Fund - Institutional Class Shares" Prospectus.

     The date of this Statement of Additional Information is March __, 2009.


TABLE OF CONTENTS

ORGANIZATION OF THE FUND

INVESTMENT POLICIES
  Municipal Obligations
  Ratings
  Temporary Investments
  Repurchase Agreements
  U.S. Government Obligtions
  Reverse Repurchase Agreements
  Securities Lending
  Illiquid Investments
  Restricted Securities

COMMODITIES FUTURES TRADING REGISTRATION EXEMPTION

INVESTMENT LIMITATIONS

YIELD AND RETURN COMPUTATION
  Performance and Portfolio Information

REPRESENTATIVE PERFORMANCE INFORMATION

ADDITIONAL MATTERS RESPECTING TAXES
  Election by the Fund-Subchapter M
  Backup Withholding
  Distributions by Investment Companies-In General
  Income Dividends
  Redemptions or Other Dispositions of Shares

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT,
  AND ADMINISTRATIVE SERVICES AGREEMENT
  Investment Advisory Agreement
  Proxy Voting Policies
  Administrative Services Agreement

SERVICE PLANS

FINANCIAL INTERMEDIARY COMPENSATION

PORTFOLIO TRANSACTIONS

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS INFORMATION
  Selective Disclosure of Nonpublic Holdings Information
  Making Holdings Information Publicly Available

MANAGEMENT
  Committees of the Trustees
  Compensation of the Trustees
  Certain Ownership Interests of Trustees
  Personal Securities Transactions of Personnel

INFORMATION ABOUT PORTFOLIO MANAGERS
  Portfolio Manager Compensation
  Conflicts of Interest
  Accounts Managed by Portfolio Managers
  Portfolio Managers' Ownership of Shares in the Fund

NET ASSET VALUE

DISTRIBUTOR

ADDITIONAL INFORMATION RESPECTING PURCHASE AND
REDEMPTION OF SHARES
  Share Class Conversion within Certain Fee-Based Accounts

BUSINESS CONTINUITY PLAN

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



ORGANIZATION OF THE FUND

     The Fund is a newly formed, diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 15 active Funds, one of which are described in this Statement of Additional Information. The Fund was formed on December 17, 2008 and commenced operations on March __, 2009. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     The assets received for the issue or sale of shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the Trust's books of account, and are charged with the liabilities with respect to the Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to the Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of the Fund are entitled to receive the underlying assets of the Fund which are available for distribution.

     The Fund may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. (Thornburg) in a manner substantially similar to the Fund. Shareholders of the Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     The Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Fund. The Custodian is responsible for the safekeeping of the Fund's assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund.

INVESTMENT POLICIES

     The Fund seeks a high level of current income. As a secondary goal, the Fund seeks some long-term capital appreciation.

     Thornburg Investment Management ("Thornburg") actively manages the Fund's investments in pursuing the Fund's investment goals. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower rated securities, and analysis of specific securities.
The Fund invests in obligations and participations in obligations of any credit quality. The Fund may invest up to 50 percent of its portfolio in lower quality debt obligations rated at the time of purchase as below investment grade (sometimes called "junk" bonds or "high yield" bonds) or, if unrated, issued by obligors with comparable below investment grade obligations outstanding or deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in obligations that are in default at the time of purchase. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. Securities ratings are discussed beginning on page ___.

     The Fund may invest in municipal obligations of any maturity, but seeks to maintain a dollar-weighted average effective duration of normally one to ten years. Duration is a measure of a debt obligation's expected life and is used to determine the sensitivity of the obligation to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. During temporary periods the Fund's portfolio duration may be reduced for defensive purposes. There is no limitation on the maturity or duration of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to reduce changes in its share value through credit analysis, selection and diversification.

     The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax. Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

     The ability of the Fund to achieve its investment objectives is dependent upon the continuing ability of issuers of municipal obligations in which the Fund invests to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Fund. Thornburg subjects each issue under consideration for investment to the same or similar credit analysis that Thornburg applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds. These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates and other factors. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Thornburg reviews data respecting the issuers of the Fund's portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

     The Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from federal or state income tax. See "Temporary Investments" below.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Fund. Moreover, the value of the Fund's portfolio may be adversely affected. The Fund could be compelled to reevaluate its investment objectives and policies and submit possible changes in the structure of the Fund for the approval of its shareholders.

     The Fund's investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval.

Municipal Obligations
---------------------
     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" for this discussion if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     A significant portion of the Fund's assets may be invested in municipal obligations that are related in a manner that they may be affected negatively by specific economic, business, legal or political developments. For example, if the Fund has invested in revenue bonds issued by political subdivisions to finance healthcare facilities, reductions in medical expense reimbursements by private insurers or governmental agencies could have a negative impact on the revenues of those facilities and the ability of those facilities to service the revenue bonds. Similarly, if the Fund has invested in municipal obligations originating in a specific state, adverse fiscal or economic developments in the state could negatively affect both general obligation and revenue bonds issued by the state and its political subdivisions, agencies and instrumentalities.

     Some municipal obligations the Fund may purchase are backed by mortgage loans made by financial institutions or governmental agencies to finance single and multi-family housing projects or other real estate-related projects. Repayment of these municipal obligations may be secured by the revenues from a single housing project, or may be secured by a number of housing units. Interests in securities backed by a pool of mortgages on multiple housing units differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified payment dates. Instead, these securities provide for a periodic (typically monthly) payment which consists of both interest and principal payments. Changes in market interest rates and other factors may significantly affect the Fund when it holds municipal obligations backed by mortgages. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment may tend to limit to some degree the increase in the value of the Fund's investment in the municipal obligation because the value of mortgage backed securities may not appreciate to the degree of non-callable debt obligations. Prepayments also may occur because of sales of underlying properties or foreclosures.
 During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed obligations will decline.

     Variable Rate Demand Instruments. The Fund may invest in variable rate demand instruments. Variable rate demand instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets a Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     Fixed Rate Demand Instruments. The Fund may invest in fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the instrument's final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. The credit quality of such investments will be determined by Thornburg at the time of purchase, and will be reviewed by Thornburg from time to time thereafter, under the supervision of the Trustees of the Trust.

     Inverse Floaters. The Fund may invest in residual interests in a trust that holds municipal securities ("inverse floaters"). The interest rate payable on an inverse floater bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affects the interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While inverse floaters would expose the Fund to leverage risk, they are not subject to the Fund's borrowing restrictions.

     The Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of an inverse floater held by the Fund. Such an agreement would commit the Fund to reimburse the sponsor of the inverse floater, upon the termination of the trust issuing the inverse floater for the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the inverse floater could be terminated and the Fund could incur a loss.

     Municipal Leases. The Fund may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Fund with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease.
 Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, these lease obligations are typically backed by the municipality's covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

     In seeking to reduce the special risks associated with investment by the Fund in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an "event of nonappropropriation"); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer's general credit is adequate; and (v) such other factors concerning credit quality or the Fund's legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (i) the frequency of trades and quotes for the obligation; (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (iii) the willingness of dealers to make a market for the obligation; (iv) the nature and timing of marketplace trades; and (v) such other factors concerning the trading market as Thornburg may deem relevant.

     Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Fund is required to accrue income from zero coupon bonds on a current basis even though it does not receive the income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

     Credit Derivatives. The Fund may invest in credit default swaps, total return swaps or credit options. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified initiation of the option. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility.

     Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. Any such gain received by the Fund would be taxable.

     If the other party to an interest rate swap or forward rate contract defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

     Inasmuch as swaps are entered into for good faith hedging purposes, Thornburg and the Fund believes these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the Fund engages in such futures and options transactions.

     Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

     The Fund may engage in futures and related options transactions for either hedging or non-hedging purposes. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a CPO.

     In the case of a futures contract or an option thereon, the Fund will segregate with its custodian as initial margin assets sufficient to meet its obligations under the contract or option, and will deposit daily variation margin as required during the term of the futures contract or option. Segregated assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     Purchase of Municipal Obligations on a When-Issued or Delayed Delivery Basis. The Fund also may purchase and sell municipal obligations offered on a "when-issued" or "delayed delivery" basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain in a segregated account with State Street Bank & Trust Co., the Fund's custodian, liquid assets at least equal in value to commitments for when-issued or delayed delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or delayed delivery commitments. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

Ratings
-------
     The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. See "Ratings." It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields, while municipal obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of municipal obligations held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicate an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated municipal obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Lower-Quality Debt Securities. The Fund may purchase lower-quality debt securities (those rated below Baa by Moody's or BBB by S&P, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt securities, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well
established.   Notes bearing the designation MIG 4 are judged to be of
adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

   The Fund may invest a significant portion of its portfolio in municipal obligations that are unrated. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated municipal obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment's actual credit quality. In particular, an unrated municipal obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lesser rated obligations.

Temporary Investments
---------------------
     The Fund may invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Taxes." Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity.
 These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in the investment advisor's opinion represent minimal credit risk. Investments in repurchase agreements are limited to 5% of the Fund's net assets. See the next paragraph respecting repurchase agreements. In addition, temporary taxable investments may exceed 20% of the Fund's assets when made for defensive purposes during periods of abnormal market conditions.

Repurchase Agreements
---------------------
     The Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an
agreed upon date within a number of days from the date of purchase.   The
resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund will not enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements.

     The Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

U.S. Government Obligations
---------------------------
     The Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

     The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Reverse Repurchase Agreements
-----------------------------
     In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

Securities Lending
------------------
     The Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower;
(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Illiquid Investments
--------------------
     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Fund and, through reports from Thornburg, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).

     Investments currently considered by Thornburg to be illiquid include
(i) repurchase agreements not entitling the holder to payment of principal and interest within seven days, (ii) over-the-counter options and (iii) municipal lease obligations subject to non-appropriation risk where the underlying lease is not rated (at the time the obligation is purchased by the Fund) within the four highest grades of Moody's, S&P or Fitch and is not subject to a remarketing agreement (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations) except that Thornburg also may determine an unrated lease obligation to be readily marketable because it is backed by an irrevocable bank letter of credit or an insurance policy. Also Thornburg may determine some other restricted securities and swap agreements to be illiquid. However, with respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities
---------------------
     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

COMMODITY FUTURES TRADING REGISTRATION EXEMPTION

     The Trust and the Fund have claimed exclusions from the definition of "commodity pool operator" under the Commodity Exchange Act, as amended, and are therefore not subject to registration or regulation as a commodity pool operator under that Act.

INVESTMENT LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

As a matter of fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (which means the lesser of (i) 67% of the shares of the Fund present in person or by proxy at a meeting of the holders of more than 50% of the outstanding shares, or (ii) more than 50% of the outstanding shares of the Fund), the Fund shall not:

     (1)  issue senior securities, except as permitted under the 1940 Act;

     (2)  borrow money, except as permitted under the 1940 Act;

     (3) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (4) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund's efforts to restructure a bond or other loan obligation that was secured by real estate);

     (5) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (6) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt securities or other instruments, or to repurchase agreements.

     In connection with restriction number 2, above, the 1940 Act currently permits an investment company to borrow money if the borrowings do not exceed one-third of the company's total assets after subtracting liabilities other than the borrowings.

     The following investment limitations are not fundamental and may be changed without shareholder approval:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are considered by Thornburg to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     It is the current policy of the Fund that it will not invest more than 25% of its total assets in any one industry. For purposes of this policy, securities of the U.S. Government and its agencies and instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. Municipal obligations backed only by the assets or revenues of non-governmental users are currently deemed to be issued by non-governmental users for the purposes of this policy, so that this limitation would apply to those obligations. The Fund does not interpret this policy to prevent the investment of more than 25% of the Fund's total assets in any one economic sector such as housing finance, public housing, utilities, hospital and healthcare facilities or industrial development, or in any one state.

YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------
     The Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums.
Provided that any such quotation is also accompanied by the standardized calculation referred to above, the Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors:
(1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     Income calculated for the purposes of calculating the Fund's yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing the Fund's performance and in providing a basis for comparison with other investment alternatives. However, the Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking the Fund's maximum sales charge into account. Excluding the Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     The Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAVs are not adjusted for sales charges, if any.

     The Fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     The Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while the Fund may offer greater liquidity or higher potential returns than CDs, the Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, the Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. The Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show the Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

REPRESENTATIVE PERFORMANCE INFORMATION

     No performance information is available for the Fund as of the date of this Statement of Additional Informaiton.

ADDITIONAL MATTERS RESPECTING TAXES

     The following discussion summarizes certain federal tax considerations generally affecting the Fund and shareholders. Certain state tax consequences associated with investments in the Fund are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, the laws of certain specified states and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Elections by the Fund -Subchapter M
------------------------------------
     The Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code.

     If in any year the Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding
------------------
     Each shareholder will be notified annually by the Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 28% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Nonresident alien individuals and foreign entities are not subject to the backup withholding noted in the preceding paragraph, but must certify their foreign status by furnishing IRS Form W-8 to their account application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. These shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Although under certain treaties residents of certain foreign countries may qualify for a reduced rate of withholding or an exemption from withholding, the Fund may not reduce any such withholding for foreign residents otherwise permitted a reduced rate of withholding or exemption.

Distributions by Investment Companies - In General
--------------------------------------------------
     Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income.
Certain exempt interest dividends are exempt from federal and certain states' income taxes, as described below under "Income Dividends." Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain.
Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     The Code generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from the Fund will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend" to instead be taxed at the rate of tax applicable to ordinary income.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Income Dividends
----------------
     The Fund intends to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable the Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. The Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Distributions by the Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     Distributions will be subject to treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Fund, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Fund and the income tax consequences to their shareholders.

    The Fund's counsel, Thompson, Hickey, Cunningham, Clow & April, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Redemption or Other Disposition of Shares
-----------------------------------------
     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment. This provision may be applied to successive acquisitions of stock.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of the Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. The Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of the Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates - the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive monthly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net investment income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENT, AND ADMINISTRATIVE SERVICES AGREEMENT

Investment Advisory Agreement
-----------------------------
     Pursuant to an Investment Advisory Agreement in respect of the Fund, Thornburg Investment Management, Inc. ("Thornburg" or the "advisor"), 2300 North Ridgetop Road, Santa Fe, New Mexico 87506, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, the Fund in accordance with the Fund's investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by the Fund, in the percentage amounts set forth in the table below:

Net Assets of Fund             Advisory Fee Rate
------------------             -----------------
0 to $500 million                   .750%
$500 million to $1 billion          .675%
$1 billion to $1.5 billion          .625%
$1.5 billion to $2 billion          .575%
Over $2 billion                     .500%

     The fee paid by the Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, the Fund will pay all other costs and expenses of its operations. The Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     The Trust's Trustees (including a majority of the Trustees who are not "interested persons" within the meaning of the 1940 Act) have approved the Investment Advisory Agreement applicable to the Fund, and will annually consider the renewal of the agreement applicable to the Fund. In this regard, the Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees' understandings of shareholders' expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor's services, and to confirm that the advisor actively and competently pursues the mutual fund's objectives. The Trustees have further concluded that seeking the lowest fee or expense ratio should not be the sole or primary objective of mutual fund trustees, but that trustees should determine that the fund's fees are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors. In this regard, the Trustees have further concluded that putting an investment advisory agreement "out to bid" as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund's objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Fund's performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

     The Trust's Trustees determined to approve the Investment Advisory Agreement applicable to the Fund on December 17, 2008.

     In connection with their general supervision of Thornburg, the Trustees will receive and consider reports throughout the year from Thornburg respecting the advisor's management of the Fund's investments. These reports will include information about the Fund's purchase and sale of portfolio investments and explanations from the advisor respecting investment selections, the investment performance of the Fund, general appraisal of industry and economic prospects and factors, and other matters affecting the Fund and relating to the advisor's performance of services for the Fund.

     A discussion regarding the basis for the approval of the Fund's Investment Advisory Agreement by the Trustees will be contained in the Fund's Semi-Annual Report to Shareholders for the fiscal period ended March 31, 2009.

     The Investment Advisory Agreement applicable to the Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption "Management."

Proxy Voting Policies
---------------------
     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Fund. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

     Information respecting the voting of proxies relating to specific securities of the Fund is available on the Thornburg website
(www.thornburg.com).

Administrative Services Agreements
----------------------------------
     Administrative services are provided to each class of shares issued by the Fund under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to the Fund's Institutional Class shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

SERVICE PLANS

     The Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the 1940 Act ("Service Plan") which is applicable to Institutional Class shares of the Fund. The Service Plan permits the Fund to pay to Thornburg (in addition to the management and administration fees and reimbursements described above) an annual amount not exceeding 0.25 of 1% of the Fund's Institutional Class assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of the Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under federal banking laws), for administration and shareholder services, and in connection with the distribution of Institutional Class shares. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent information respecting shareholder account transactions, and serving as a source of information to customers concerning the Fund and transactions with the Fund. Thornburg has no current intention to request or receive any reimbursement under the Service Plans applicable to the Institutional Classes of any of the Fund. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and paid to Thornburg in later years.

FINANCIAL INTERMEDIARY COMPENSATION

     Financial advisors and financial intermediaries who sell shares and hold shares for investors ("intermediaries") charge compensation in connection with the sale of Fund shares and the servicing of shareholder accounts. Intermediaries receiving this compensation may include securities brokers and dealers, registered investment advisors, banks, trust companies, insurance companies, employee benefit plan and retirement plan administrators, and other institutions that have entered into arrangements with Thornburg or TSC under which they are paid compensation for the sale of Fund shares or the servicing of accounts for their customers. Intermediaries may categorize and disclose these payments to their customers and to members of the public differently than the disclosures in the Prospectus and this SAI.

     Thornburg or TSC may pay compensation charged by intermediaries out of amounts that Thornburg or TSC receive from the Fund. Examples of such payments include, but are not limited to: (i) share sales commissions and ongoing asset-based compensation paid by Thornburg or TSC out of sales charges received or expected to be received from the Fund; (ii) amounts paid out of the Rule 12b-1 service and distribution fees that Thornburg or TSC receive from the Fund; and (iii) amounts paid by the Fund to compensate intermediaries who perform services, including subaccounting and subtransfer agency services, that would otherwise need to be provided by the Fund's transfer agent or other persons hired directly by the Fund.

     To the extent permitted by applicable law, including applicable rules promulgated by the Securities and Exchange Commission and the Financial Industry Regulatory Authority ("FINRA"), Thornburg or TSC may also compensate intermediaries out of Thornburg's or TSC's own resources. This compensation may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," and marketing and advertising support. An intermediary may receive this compensation in addition to the Rule 12b-1 or other compensation that the intermediary receives out of the assets of the Fund. This compensation from Thornburg or TSC may provide an incentive to financial intermediaries to actively market the sale of shares of the Fund or to support the marketing efforts of Thornburg or TSC. Examples of the types of services which an intermediary may provide (or may arrange to have a third party provide) in exchange for receiving this compensation from Thornburg or TSC include, but are not limited to: Fund due diligence and business planning assistance; marketing programs and support; operations and systems support; and training for the intermediary's personnel respecting the Fund and the financial needs of Fund shareholders. Each of Thornburg or TSC may also make payments out of its own resources to compensate an intermediary for costs associated with the intermediary's marketing efforts (including the cost of attendance at training and educational conferences), and for costs associated with the intermediary's shareholder support and account maintenance services for its customers or transaction processing (including the payment of certain ticket charges).

     As of the close of the fiscal year ended September 30, 2008, Thornburg or TSC was paying amounts from its own resources to the following member firms of FINRA, or to the affiliates of such firms:

          Charles Schwab & Co., Inc.
          Citigroup Global Markets, Inc.
          Commonwealth Financial Network
          Fidelity Brokerage Services, LLC
          LPL Financial Corporation
          Merrill Lynch, Pierce, Fenner & Smith, Inc.
          Morgan Stanley & Co., Inc.
          Pershing LLC
          Prudential Investment Management Services, LLC
          Raymond James & Associates, Inc.
          RBC Dain Rauscher Inc.
          UBS Financial Services, Inc.
          Wachovia Securities, LLC

Each of Thornburg and TSC may also make payments out of its own resources to institutions that are not member firms of FINRA and that are not included among, or affiliated with, the institutions listed above.

PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by Thornburg pursuant to its authority under the Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

     Thornburg, in effecting purchases and sales of fixed income securities for the account of the Fund, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses.

     Thornburg may execute the Fund's portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Fund may be useful to Thornburg in rendering investment management services to the Fund. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

     It is Thornburg's policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are "brokerage or research services" as that term is defined in
Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg's investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg's policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

     Thornburg may use research services provided by and place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Fund. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Fund and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Fund's Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

     The Trustees have adopted policies and procedures respecting and limiting the circumstances under which information respecting the Fund's current portfolio holdings information may be disclosed to persons not associated with the Fund, Thornburg, or TSC. The objective in adopting these policies and procedures is to reduce the exposure of the Fund and its shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Fund's portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg's policies prohibiting securities transactions using nonpublic "insider" information. Neither the Fund nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Fund's portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information
------------------------------------------------------
     Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons under circumstances where Thornburg determines that it is necessary or desirable to do so. Accordingly, information may be disclosed on an as needed basis to persons who provide services to the Fund such as accountants, legal counsel, custodians, securities pricing agents who value Fund assets, financial consultants to the Fund or investment advisor, mutual fund analysts, broker dealers who perform portfolio trades for the Fund, and certain other persons. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed. The policy permits disclosures to be made to persons not otherwise specified in the policy with the approval of Thornburg's president (under specified limitations), the Trustees or the Trustees' Governance and Nominating Committee.

     As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements that would permit Thornburg to disclose the Fund's nonpublic portfolio holdings information to the following persons:

                                                         Time Lag Between
                                                       Date of Information
Name of Recipient            Frequency              and Date of Disclosure
-----------------            ---------              ----------------------
PricewaterhouseCoopers LLP   Annually and as        One month or less,
                             necessary in           depending on the date
                             connection with the    of request
                             audit services it
                             provides to the
                             Fund

Institutional Shareholder
Services, Inc.               Daily                          None

State Street Bank and
Trust                        Daily                          None

Reuters                      Daily                          None

FT Interactive Data          Daily                          None

FactSet                      Daily                          None

Standard & Poor's/J.J.
Kenny Co.                    Daily                          None

Pricing Direct Inc.          Daily                          None

GCOM Solutions               Monthly                 One month or less
                                                     depending on the date
                                                     of request

Electra Information
Systems, Inc.                Daily                          None

OMGEO LLC                    Daily                          None


Making Holdings Information Publicly Available
----------------------------------------------
     The policy and procedures provide for periodic public disclosure of portfolio holdings information, as follows:

     Disclosure of portfolio holdings of the Fund on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Fund's portfolio holdings information approximately 30 days after the end of the calendar month for which the information is displayed (e.g. June 30 information will be displayed on July 31), except that portfolio hedging information is typically displayed on a quarterly basis.

     Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

     Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

     Corrective disclosure by making portfolio holdings information available in any case where it becomes apparent nonpublic information has been disclosed other than in accordance with these policies and procedures.

     Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.

MANAGEMENT

     The Fund, together with Thornburg Limited Term Municipal Fund, Thornburg California Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Strategic Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg Investment Income Builder Fund, Thornburg Global Opportunities Fund and Thornburg International Growth Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to these Funds, is the responsibility of the Trust's Trustees. There are eight Trustees, two of whom are "interested persons" (as the term "interested" is defined in the 1940 Act) and six of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.





Interested Trustees
-------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------
Garrett           Chairman     Trustee     Chairman and controlling       Fifteen     Director of
Thornburg, 63     of Trustees  Since       shareholder of Thornburg                   Thornburg
                  (3)          1987 (4)    Investment Management, Inc.                Mortgage,
                                           (investment advisor) and                   Inc. (real
                                           Thornburg Securities                       estate
                                           Corporation (securities                    investment
                                           dealer); Chairman of Thornburg             trust)
                                           Limited Term Municipal Fund, Inc.
                                           (registered investment company)
                                           to 2004; CEO to 2007 and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment trust);
                                           President and Sole Director of
                                           Thornburg Mortgage Advisory
                                           Corporation (investment manager
                                           to Thornburg Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     CEO, President, Managing,       Fifteen          None
53                President,   Since       Director, Chief Investment
                  Member of    2001;       Officer & Co-Portfolio Manager
                  Governance   President   of Thornburg Investment
                  & Nominating Since 1997; Management, Inc.; President
                  Committee    (4)(6)      of Thornburg Limited Term
                  (5)                      Municipal Fund, Inc. to 2004





Independent Trustees
--------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
---------------------------------------------------------------------------------------------------
David A. Ater,   Trustee,      Trustee     Principal in Ater &            Fifteen       Director of
63               Member of     Since       Associates, Santa Fe, New                    Thornburg
                 Audit         1994 (4)    Mexico (developer, planner                   Mortgage,
                 Committee and             and broker of residential and                Inc.(real
                 Governance &              commercial real estate) owner,               estate
                 Nominating                developer and broker for                     investment
                 Committee                 various real estate projects.                trust)

David D.         Trustee,      Trustee     Chairman, President, CEO and   Fifteen       None
Chase, 67        Chairman of   Since       Managing Member of Vestor
                 Audit         2000 (4)    Associates, LLC, the general
                 Committee                 partner of Vestor Partners, LP,
                                           Santa Fe, NM (private entity
                                           fund); Chairman and CEO of Vestor
                                           Holdings, Inc., Santa Fe, NM
                                           (merchant bank).

Eliot R.         Trustee,      Trustee     Partner, Akin, Gump, Strauss,   Fifteen      Director of
Cutler, 62       Chairman of   Since       Hauer & Feld, LLP, Beijing,                  Thornburg
                 Governance    2004 (4)    China (law firm).                            Mortgage, Inc.
                 & Nominating                                                           (real estate
                 Committee                                                              investment
                                                                                        trust)

Susan H.         Trustee,      Trustee     President of Dubin              Fifteen      None
Dubin, 60        Member of     Since       Investment, Ltd., Greenwich,
                 Audit         2004 (4)    Connecticut (private investment
                 Committee                 fund); Director and officer
                                           of various charitable
                                           organizations.

Owen D.          Trustee,      Trustee     President of Dirks, Van         Fifteen      None
Van Essen,       Member of     Since       Essen & Murray, Santa Fe
55               Governance    2004 (4)    New Mexico (newspaper mergers
                 & Nominating              and acquisitions).
                 Committee

James W.         Trustee,      Trustee     Real estate broker, Santa Fe    Fifteen      None
Weyhrauch, 49    Member of     Since       Properties, Santa Fe,
                 Audit         1996 (4)    NM (since 2004); President &
                 Committee                 CEO from 1997-2004 & Vice
                                           Chairman, 2004 to date, Nambe
                                           Mills, Inc., Santa Fe, NM
                                           (manufacturer).

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------

Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director
                               Time                                       Overseen
                               Served                                     by
                                                                          Director(2)
-------------------------------------------------------------------------------------------------

George T.        Vice          Vice        Portfolio Manager, Co-         Not           Not
Strickland, 45   President;    President   Portfolio Manager, Vice        applicable    applicable
                 Treasurer     Since       President, and Managing
                               1996;       Director of Thornburg
                               Treasurer   Investment Management, Inc.;
                               Since 2007  Vice President (to 2004) and
                               (6)         Treasurer (2003-2004) of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.

William V.        Vice         Vice        Portfolio Manager,Co-          Not         Not
Fries, 69         President    President   Portfolio Manager, Vice        applicable  applicable
                               Since 1995  President and Managing
                                           Director of Thornburg
                                           Investment Management, Inc.


Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
41               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management,
                                           Inc.; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. to
                                           2004.

Alexander        Vice          Vice        Portfolio Manager, Co-         Not        Not
Motola, 38       President     President   Portfolio Manager (to 2008),   applicable  applicable
                               Since 2001  Vice President, and Managing
                                           Director of Thornburg
                                           Investment Management, Inc.

Wendy Trevisani,  Vice         Vice        Co-Portfolio Manager           Not           Not
37                President    President   since 2006, Managing Director  applicable    applicable
                               Since 1999  since 2004, Vice President,
                                           and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Joshua Gonze,     Vice         Vice        Co-Portfolio Manager since   Not           Not
45                President    President   2007, Managing Director      applicable    applicable
                               Since 1999  since 2004, Associate
                                           Portfolio Manager and Vice
                                           President of Thornburg
                                           Investment Management, Inc.;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. to 2004.

Brad Kinkelaar,   Vice         Vice        Co-Portfolio Manager,          Not           Not
40                President    President   Managing Director since        applicable    applicable
                               Since 1999  2004, Vice President and
                                           Associate Portfolio Manager
                                           of Thornburg Investment
                                           Management, Inc.

Christopher       Vice         Vice        Co-Portfolio Manager since      Not          Not
Ihlefeld, 38      President    President   2007, Managing Director since   applicable   applicable
                               Since 2003  2006, and Associate Portfolio
                                           Manager and Vice President
                                           of Thornburg Investment
                                           Management, Inc.; Vice
                                           President of Limited Term
                                           Municipal Fund, Inc., 2003-2004.

Leon              Vice         Vice        Managing Director since 2007    Not          Not
Sandersfeld, 42   President    President   and Associate of Thornburg      applicable   applicable
                               Since 2003  Investment Management, Inc.


Sasha Wilcoxon,   Vice         Vice        Managing Director since        Not           Not
34                President;   President   2007, Mutual Fund Support      applicable    applicable
                  Secretary    Since 2003; Service Department Manager,
                               Secretary   and Associate of Thornburg
                               since 2007  Investment Management, Inc.
                               (6)

Ed Maran,         Vice         Vice        Co-Portfolio Manager since      Not          Not
50                President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Vinson            Vice         Vice        Co-Portfolio Manager since      Not          Not
Walden, 38        President    President   2006, Vice President and        Applicable   Applicable
                               Since       Managing Director since 2005,
                               2004        and Associate Portfolio
                                           Manager of Thornburg Investment
                                           Management, Inc.

Thomas          Vice          Vice         Vice President and Managing     Not           Not
Garcia, 37      President     President    Director since 2004 and         Applicable    Applicable
                              since 2006   Associate Portfolio Manager
                                           of Thornburg Investment
                                           Management, Inc.

Lei             Vice          Vice         Co-Portfolio Manager and        Not           Not
Wang, 37        President     President    Managing Director since 2006,   Applicable    Applicable
                              since 2006   and Associate Portfolio
                                           Manager since 2004 of Thornburg
                                           Investment Management, Inc.;
                                           Associate, Enso Capital
                                           Management, LLC 2002-2004.

Connor            Vice        Vice         Co-Portfolio Manager and        Not            Not
Browne, 29        President   President    Managing Director since         Applicable     Applicable
                              since 2006   2006, and Associate
                                           Portfolio Manager of
                                           Thornburg Investment
                                           Investment Management, Inc.

Jason             Vice        Vice         Co-Portfolio Manager since      Not            Not
Brady, 34         President   President    2006 and Managing Director      Applicable     Applicable
                              since 2007   since 2007 of Thornburg
                                           Investment Management, Inc.;
                                           Portfolio Manager, Fortis
                                           Investments 2005-2006;
                                           Associate, Fidelity Investments
                                           2003-2004.

Lewis              Vice        Vice        Co-Portfolio Manager and        Not           Not
Kaufman, 33        President   President   Managing Director since 2007,   Applicable    Applicable
                               since 2007  and Associate Portfolio Manager
                                           since 2005 of Thornburg Investment
                                           Management, Inc.; Associate,
                                           Citigroup, 2003-2004.

Christopher        Vice        Vice        Associate Portfolio Manager     Not           Not
Ryon, 52           President   President   since 2008 of Thornburg         Applicable    Applicable
                               since 2008  Investment Management, Inc.;
                                           Principal, Vanguard Funds to
                                           2008.

Lon Erickson,      Vice        Vice        Associate Portfolio Manager     Not           Not
33                 President   President   since 2008 of Thornburg         Applicabl     Applicable
                               since 2008  Investment Management, Inc.;
                                           Senior Analyst, State Farm
                                           Insurance to 2008.

Kathleen           Vice        Vice        Senior Tax Accountant and       Not           Not
Brady, 48          President   President   Associate of Thornburg          Applicable    Applicable
                               since 2008  Investment Management, Inc.
                                           since 2007; Chief Financial
                                           Officer, Vestor Partners, LP
                                           to 2007.

Jack Gardner,       Vice       Vice        Managing Director since 2007    Not           Not
54                  President  President   of Thornburg Investment         Applicable    Applicable
                               since 2008  Management, Inc.; President,
                                           Thornburg Securities Corporation
                                           since 2008; National Sales
                                           Director, Thornburg Securities
                                           Corporation since 2004.

(1)     Each person's address is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.
(2)     The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 15 separate investment "Funds" or "series."
        Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 15 Funds of the Trust.  Each Trustee oversees the 15 Funds of the Trust.
(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment
        Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 15 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.
(4)     Each Trustee serves in office until the election and qualification of a successor.
(5)     Mr. McMahon is considered an "interested" Trustee because he is the chief executive officer and president of Thornburg Investment Management, Inc.
(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------
     The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons, David D. Chase (chairman), David
A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The Audit Committee is responsible for the selection of the Fund's independent registered public accounting firm which audits the annual financial statements of the Fund. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm and the investment advisor, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Fund's accounting and financial reports. The committee held four meetings in the Trust's fiscal year ended September 30, 2008.

     The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, Eliot R. Cutler (chairman), David A. Ater, Brian J. McMahon and Owen D. Van Essen. Mr. Cutler, Mr. Ater and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is president of the Fund's investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will (i) conduct evaluations of the performance of the Trustees, the Audit Committee and the Governance and Nominating Committee in accordance with the Trust's Corporate Governance Procedures and Guidelines (the "Governance Procedures"), (ii) select and nominate individuals for election as Trustees of the Trust who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and (iii) perform the additional functions specified in the Governance procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust's Procedure for Shareholder Communications to Trustees. The committee was, until December 5, 2004, charged primarily with nomination responsibilities, and was reconstituted on that date as the Governance and Nominating Committee. The committee held three meetings in the Trust's fiscal year ended September 30, 2008.

Compensation of Trustees
------------------------
     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. Effective January 1, 2009, The Trust compensates each Trustee who is not an interested person of the Trust at an annual rate of $96,000 payable quarterly, ten percent of which shall be invested in one or more Thornburg Fund, as the Trustee selects, and which shall be subject to an undertaking by the Trustee to retain those Fund shares during the Trustee's tenure as a Trustee. In addition, each Trustee is compensated $7,500 for each meeting or independent session of independent Trustees attended by the Trustee in person or by telephone; provided, however, that the compensation is $3,500 for each meeting or session attended by telephone in excess of one meeting or session attended by telephone in any calendar year. General meetings of Trustees on two successive days are considered one meeting for this purpose, and an independent session of independent Trustees similarly is not considered a separate meeting for this purpose if held within one day before or after any general meeting of Trustees or independent session of independent Trustees.

     The Trust compensates each member of the Audit Committee and the Governance and Nominating Committee who is not an interested person of the Trust $2,500 for each committee meeting attended. The Trust pays the chairman of the Audit Committee an additional annual compensation of $7,500, payable quarterly, and pays the chairman of the Governance and Nominating Committee an additional annual compensation of $5,000, payable quarterly. The Trust also compensates each independent Trustee $1,500 for each session that such Trustee attends with a Trust service provider, except that if the Trustee is required to travel away from home for the session, the Trust will compensate the Trustee $2,500.

     The Trust reimburses each Trustee for travel and certain out-of-pocket expenses incurred by the Trustee in connection with attending meetings, including attendance at any seminar or educational program relating to the Trustee's service for the Trust. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the fiscal year ended September 30, 2008 as follows:



                         Pension or
                         Retirement      Estimated      Total
           Aggregate     Benefits        Annual         Compensation
           Compensation  Accrued as      Benefits       from Trust and
Name of    from          Part of         Upon           Fund Complex
Trustee    Trust         Fund Expenses   Retirement     Paid to Trustee
--------   ------------  -------------   -------------  ---------------
Garrett
Thornburg       0             0                0              0

David A.
Ater          $101,250        0                0             $101,250

David D.
Chase         $102,000        0                0             $102,000

Eliot R.
Cutler        $93,250         0                0             $93,250

Susan H.
Dubin         $97,750         0                0             $97,750

Brian J.
McMahon         0             0                0              0

Owen D.
Van Essen     $87,750                                        $87,750

James W.
Weyhrauch     $97,750         0                0             $97,750



Certain Ownership Interests of Trustees
---------------------------------------
Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee in each Fund as of December 31, 2008.

       (1)               (2)                         (3)                   (4)
                                                                       Aggregate
                                                                       Dollar Range
                                                                       of Securities
                                                 Dollar Range          in all Funds
                                                 of Securities         of the Trust
Name of Trustee     Name of Fund                 in each Fund          as of 12/31/08
---------------     ------------                 -------------         --------------

Garrett Thornburg   [Thornburg New Mexico        [over $100,000]
                    Intermediate Municipal
                    Fund]

                    [Thornburg Value Fund]       [over $100,000]

                    [Thornburg International     [over $100,000]
                    Value Fund]

                    [Thornburg Core Growth       [over $100,000]
                    Fund]

                    [Thornburg Investment        [over $100,000]
                    Income Builder Fund]

                    [Thornburg Global            [over $100,000]
                    Opportunities Fund]

                    [Thornburg International
                    Growth Fund]                 [over $100,000]
                                                                      [over $100,000]

Brian J. McMahon    [Thornburg Limited Term      [over $100,000]
                    Municipal Fund]

                    [Thornburg Intermediate      [over $100,000]
                    Municipal Fund]

                    [Thornburg New Mexico        [over $100,000]
                    Intermediate Municipal Fund]

                    [Thornburg Value Fund]       [over $100,000]

                    [Thornburg International     [over $100,000]
                    Value Fund]

                    [Thornburg Core Growth       [over $100,000]
                    Fund]

                    [Thornburg Investment        [over $100,000]
                    Income Builder Fund]

                    [Thornburg Global            [over $100,000]
                    Opportunities Fund]

                    [Thornburg International
                    Growth Fund]                 [over $100,000]

                    [Thornburg Strategic Income
                    Fund]                        [over $100,000]

                                                                     [over $100,000]

David A. Ater       [Thornburg Value Fund]       [over $100,000]

                    [Thornburg International     [over $100,000]
                    Value Fund]

                    [Thornburg Core Growth       [over $100,000]
                    Fund]

                    [Thornburg Global            [over $100,000]
                    Opportunities Fund]
                                                                    [over $100,000]

David D. Chase      [Thornburg International     [$1 - $10,000]
                    Value Fund]

                    [Thornburg Core Growth       [$1 - $10,000]
                    Fund]

                    [Thornburg Investment
                    Income Builder Fund]         [$1 - $10,000]

                    [Thornburg Global
                    Opportunities Fund]          [$1 - $10,000]

                                                                    [$10,001 - $50,000]

Eliot R. Cutler     [Thornburg Limited Term      [$1 - $10,000]
                    Municipal Fund]

                    [Thornburg International
                    Value Fund]                  [over $100,000]

                    [Thornburg Core Growth
                    Fund]                        [$50,001 - $100,000]

                    [Thornburg Investment
                    Income Builder Fund]         [$10,001 - $50,000]

                    [Thornburg Global
                    Opportunities Fund]          [$10,001 - $50,000]

                                                                    [over $100,000]

Susan H. Dubin      [Thornburg International     [over $100,000]
                    Value Fund]

                    [Thornburg Core Growth       [$10,001 - $50,000]
                    Fund]

                    [Thornburg Global            [$50,001 - $100,000]
                    Opportunities Fund]

                    [Thornburg International     [$10,001 - $50,000]
                    Growth Fund]
                                                                    [over $100,000]

Owen Van Essen      [Thornburg New Mexico        [over $100,000]
                    Intermediate Municipal Fund]

                    [Thornburg Limited Term      [over $100,000]
                    U.S. Government Fund]

                    [Thornburg Value Fund]       [over $100,000]

                    [Thornburg Core Growth       [$1 - $10,000]
                    Fund]

                    [Thornburg Investment        [over $100,000]
                    Income Builder Fund]

                    [Thornburg Global            [over $100,000]
                    Opportunities Fund]

                    [Thornburg Strategic Income
                    Fund]                        [over $100,000]
                                                                    [over $100,000]

James W.            [Thornburg Value Fund]       [$50,001 - $100,000]
Weyhrauch
                    [Thornburg International     [$10,001 - $50,000]
                    Value Fund]

                    [Thornburg Core Growth       [over $100,000]
                    Fund]

                    [Thornburg Investment        [$50,001 - $100,000]
                    Income Builder Fund]

                    [Thornburg Global            [over $100,000]
                    Opportunities Fund]
                                                                    [over $100,000]



Personal Securities Transactions of Personnel
---------------------------------------------
     The Trust, the investment advisor to the Trust, and the distributor for the advisor and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Fund. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation
------------------------------
     The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest
---------------------
     Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of the Fund's investments and the manager's management of other accounts. These conflicts could include:

     - Allocating a favorable investment opportunity to one account but not another.

     - Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

     - Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

     - Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

     The Trust's investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Fund's investments and the manager's management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers
--------------------------------------
     Set out below for each of the co-portfolio managers named in the Prospectus is information respecting the accounts managed by the manager. The information presented is current as of September 30, 2008. The information includes the Fund or Funds as to which each individual is a portfolio or co-portfolio manager. Except as noted below, as of September 30, 2008, the advisory fee for each of the accounts was not based on the investment performance of the account.

George T. Strickland
--------------------
Registered Investment Companies:  Accounts:  6    Assets: $2,190,307,746
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 236   Assets: $879,932,219

Josh Gonze
----------
Registered Investment Companies:  Accounts:  5    Assets: $2,142,794,846
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts: 236   Assets: $879,932,219

Christopher Ryon
----------------
Registered Investment Companies:  Accounts:  0    Assets: $0
Other Pooled Investment Vehicles: Accounts:  0    Assets: $0
Other Accounts:                   Accounts:  0    Assets: $0

Portfolio Managers' Ownership of Shares in the Fund
----------------------------------------------------
     None of the co-portfolio managers of the Fund Because the Fund commenced operations after the conclusion of the Trust's most recently completed fiscal year, none of the co-portfolio managers of the Fund owned any shares in the Fund as of the Trust's most recently completed fiscal year.

George T. Strickland
--------------------
Strategic Municipal Income Fund     $[____________]

Josh Gonze
----------
Strategic Municipal Income Fund     $[____________]

Christopher Ryon
----------------
Strategic Municipal Income Fund     $[____________]

NET ASSET VALUE

     The Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in the Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation ("TSC") acts as principal underwriter of the Fund. The Fund does not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, the Fund may make payments of the redemption price either in cash or in kind. The Fund has elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

Share Class Conversion within Certain Fee-Based Accounts
--------------------------------------------------------
     Some shareholders may hold Institutional Class shares of the Fund through fee-based programs, often referred to as "wrap accounts," that are managed by investment dealers, financial advisors or other investment professionals (each, a "wrap account intermediary"). A wrap account intermediary may impose eligibility requirements on a shareholder's participation in the fee-based program and ownership of Institutional Class shares through the program which are additional to the ownership requirements described in the Fund's Institutional Class shares prospectus. Under the terms of its fee-based program, a wrap account intermediary may also be permitted to effect a conversion of a shareholder's Institutional Class shares in the Fund, including those Institutional Class shares purchased by the shareholder during the shareholder's participation in the program, to the appropriate retail class of shares of the Fund in situations when the shareholder no longer meets the wrap account intermediary's stated eligibility requirements for the ownership of Institutional Class shares.
For example, the terms of its fee-based program may permit a wrap account intermediary to effect this type of conversion when a shareholder moves his position in Institutional Class shares of the Fund out of the program that offered Institutional class shares and into a program or account through which the wrap account intermediary only offers retail class shares of the Fund. Any such converstion by a wrap account intermediary will be made in accordance with the applicable prospectuses of the Fund, including the Institutional Class Shares prospectus, and will be made without the imposition by the Fund of any sales load, fee or other charge. The class of shares that a shareholder owns after the conversion may bear higher fees and expenses than the Institutional Class shares.

     If you own Institutional Class shares of the Fund through a fee-based program, you should consult with your wrap account intermediary to determine whether there are any additional eligibility requirements that the wrap account intermediary imposes on your participation in their program and your ownership of Institutional Class shares through the program, and whether the wrap account intermediary prescribes any circumstances which may result in the type of share class conversion described herein.

BUSINESS CONTINUITY PLAN

     TSC has adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with this plan, TSC has identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     [_________________], is the independent registered public accounting firm for the Fund.



                                   PART C
                             OTHER INFORMATION

Item 22.  Financial Statements

          None filed with this post-effective amendment.

Item 23.  Exhibits

Item 23.  Exhibits

(a) (1) Limited Term Trust, Agreement and Declaration of Trust, June 3, 1987, incorporated by reference from Registrant's
          Registration Statement on Form N-1A, filed June 12, 1987.

     (2) First Amendment and Supplement to Agreement and Declaration of Trust, August 11, 1987, incorporated by reference from Registrant's pre-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

     (3) Second Amendment and Supplement to Agreement and Declaration of Trust, October 28, 1987, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed March 3, 1988.

     (4)  Third, Fourth, Fifth, Sixth and Seventh Amendments to
          Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 13 to its Registration Statement on Form N-1A, filed December 3, 1993.

     (5) Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A, filed July 27, 1994.

        (6) Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed on July 5, 1995.

     (7) Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A, filed October 2, 1995.

     (8)  First Supplement to Amended and Restated Designation of
          Series, incorporated by reference from Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A, filed May 6, 1996.

     (9) Eleventh and Twelfth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed March 14, 1997.

     (10) Thirteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A, filed March 10, 1998.

     (11) Fourteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 43 to its Registration Statement on Form N-1A, filed October 13, 2000.

     (12) Fifteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

     (13) Sixteenth and Seventeenth Amendments and Supplements to
          Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 51 to its Registration Statement in Form N-1A, filed October 17, 2002.

     (14) Second Supplement to Amended and Restated Designation of
          Series (as corrected), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed on June 27, 2003.

     (15) Eighteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment No. 58 to its Registration Statement on Form N-1A, filed on December 31, 2003.

     (16) Nineteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment No. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

     (17) Third Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

     (18) Form of Twentieth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 65 to its Registration Statement on Form N-1A, filed on November 16, 2006.

     (19) Fourth Supplement to Amended and Restated Designation of Series, Incorporated by reference from Registrant's post-effective amendment no. 66 to its Registration Statement on Form N-1A, filed on January 24, 2007.

     (20) Form of Twenty-First Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 67 to its Registration Statement on Form N-1A, filed on October 5, 2007.

     (21) Twenty-Second Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 70 to its Registration Statement on Form N-1A, filed on November 26, 2008.

     (22) Form of Twenty-Third Amendment and Supplement to Agreement and Declaration of Trust, filed herewith

b) Amended By-laws of Thornburg Investment Trust(May 20, 2003), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

(c)  None.

(d) Second Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(e) Restated Distribution Agreement, incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(f)  None.

(g) (1) Form of Custodian Agreement between Registrant and State Street Bank and Company, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

     (2) Amendment to Custodian Contract, incorporated by reference from Registrant's post-effective amendment no. 45 to its Registration Statement on Form N-1A, filed August 25, 2001.

(h) (1) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987.

     (2) Form of Subscription to Shares by Thornburg Management Company, Inc., incorporated by reference from Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992.

     (3) Restated Administrative Services Agreement (Class A, B, C, D and R-1 Shares), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A filed on November 30, 2005.

     (4) Restated Administrative Services Agreement (Class I and R-5 Shares), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form
N-1A filed on November 30, 2005.

(i) Opinion of counsel as to legality of new shares, incorporated by reference from Registrant's post-effective amendment no. 65 to its Registration Statement on Form N-1A, filed on November 16, 2006.

(j) (1) Consent of independent registered public accounting firm, to be filed by amendment.

     (2)  Form of opinion and consent of counsel, filed herewith.

(k)  None.

(l)  None.

(m) (1) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class R-1), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

     (2) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

     (3) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class B), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

     (4) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(n) Thornburg Investment Trust Plan for Multiple Class Distribution, July 1, 1996 (as revised to May 20, 2003), incorporated by reference from Registrant's post-effective amendment no. 55 to its Registration Statement on Form N-1A, filed July 20, 2003.

(o)  Reserved

(p) (1) Thornburg Investment Management, Inc./Thornburg Securities Corporation Code of Ethics (revised June, 2001), incorporated by reference from Registrant's post-effective amendment no. 45 to its Registration Statement on Form N-1A as filed on August 25, 2001.

     (2) Thornburg Investment Trust Code of Business Conduct and Ethics (as revised to July 20, 2005), incorporated by reference from
Registrant's post-effective amendment no. 63 to its Registration
Statement on Form N-1A filed on November 30, 2005.

(q) (1) Power of Attorney of Garrett Thornburg, incorporated by reference from the Registrant's post-effective amendment no. 7 to its Registration Statement on Form N-1A, filed April 19, 1991.

     (2) Power of Attorney of David A. Ater, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed July 5, 1995.

     (3)  Powers of Attorney of James W. Weyhrauch and Brian J.
          McMahon, incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration
          Statement on Form N-1A, filed on March 14, 1997.

     (4) Power of Attorney of David D. Chase, incorporated by reference from the Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

     (5)  Powers of Attorney of Eliot R. Cutler, Susan H. Dubin and Owen
          D. Van Essen, incorporated by reference from the Registrant's post-effective amendment no. 62 to its Registration Statement on Form N-1A, filed December 1, 2004.

     (6) Power of Attorney of George T. Strickland, incorporated by reference from Registrant's post-effective amendment no. 67 to its Registration Statement on Form N-1A, filed on October 5, 2007.

Item 24.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 25.  Indemnification.

      (1) Section 10.2 of Thornburg Investment Trust's Agreement and Declaration of Trust generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2) Section 8 of the Trust's Amended Distribution Agreement generally provides that the Trust will indemnify Thornburg Securities Corporation
(TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of Thornburg Investment Management, Inc. (Thornburg) are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers Thornburg, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser.

See "MANAGEMENT" in the Statement of Additional Information.

Item 27.   Principal Underwriters.

     (a) The principal underwriter for the Registrant will be Thornburg Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the primary purpose of distributing the shares of the Registrant's series and other registered investment companies sponsored by its affiliates.

     (b) The address of each of the directors and officers of TSC is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.

                              Positions and            Positions and
                              Offices                  Offices
Name                          with TSC                 with Registrant
----------------------        --------------           ---------------
Garrett Thornburg             Director                 Trustee
Jack Gardner                  President                Vice President
Carolyn Dobbs                 Secretary/Treasurer      None
Brian McMahon                 Vice President           Trustee/President
George Strickland             Vice President           Vice President/
                                                       Treasurer
Leigh Moiola                  Vice President           Vice President
Sasha Wilcoxon                Vice President           Vice President/
                                                       Secretary

     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 29.  Management Services.

     The Registrant and Thornburg Investment Management, Inc. ("Thornburg") have agreed that Thornburg will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, Boston Financial Data Services, Inc. ("BFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time. The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by Thornburg will be superior to that previously provided by the transfer agent because Thornburg will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and Thornburg's management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and (iii) Thornburg will not receive any profit from providing this service. The Registrant will reimburse Thornburg for a portion of the depreciation on certain telephone answering equipment purchased by Thornburg to render the described services. The Registrant accrued $38,231 payable to Thornburg under the described arrangements in the most recent fiscal year ended September 30, 2008. It is not believed that these arrangements constitute a management-related services agreement.

Item 30.  Undertakings.

     The Registrant undertakes, if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by
Section 16(c) of the Investment Company Act of 1940, as amended.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on December 23, 2008.

THORNBURG INVESTMENT TRUST
Registrant

By               *
     ------------------------------------
     Brian J. McMahon, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
------------------------------------------
Brian J. McMahon, Trustee, President and principal executive officer


                 *
------------------------------------------
George T. Strickland,
Vice President, Treasurer and principal
financial and accounting officer


                 *
------------------------------------------
Garrett Thornburg, Trustee

                 *
------------------------------------------
David D. Chase, Trustee

                 *
------------------------------------------
David A. Ater, Trustee

                  *
------------------------------------------
James W. Weyhrauch, Trustee

                 *
------------------------------------------
Eliot R. Cutler, Trustee

                 *
------------------------------------------
Susan H. Dubin, Trustee

                 *
------------------------------------------
Owen D. Van Essen, Trustee


* By: CHARLES W.N. THOMPSON, JR.
     --------------------------------              Dated:
      Charles W.N. Thompson, Jr.                   December 23, 2008



INDEX TO EXHIBITS

     (a.20) Form of Twenty-Third Amendment and Supplement to Agreement and
            Declaration of Trust.

     (j.2)  Form of opinion and consent of counsel.




Exhibit (a.22)

                     THORNBURG INVESTMENT TRUST
               TWENTY-THIRD AMENDMENT AND SUPPLEMENT TO
                  AGREEMENT AND DECLARATION OF TRUST

     THIS TWENTY-THIRD AMENDMENT AND SUPPLEMENT is made by Garrett Thornburg, David A. Ater, David D. Chase, Eliot R. Cutler, Susan H. Dubin, Brian J. McMahon, Owen D. Van Essen and James W. Weyhrauch (the "Trustees").

     The Trust was formed on June 3, 1987 by an Agreement and Declaration of Trust - Limited Term Trust dated June 3, 1987. Section 3.1 permits the creation of new series of shares in addition to the series established and designated in Section 3.2.

     Accordingly, by execution of this Amendment and Supplement, the Trustees effect the following amendments to the Agreement and Declaration of Trust.

                         Creation of New Series
                         ----------------------

     The Trustees establish a new series of shares designated "Thornburg Strategic Municipal Income Fund" effective December 17, 2008. The new series will have the relative rights and preferences described in Section 3.2 of the Agreement and Declaration of Trust.

     The Trustees further establish and designate ten classes of shares of Thornburg Strategic Municipal Income Fund, each having an unlimited number of shares: the Class A Shares, the Class B Shares, the Class C Shares, the Class D Shares, the Class I Shares, the Class R1 Shares, the Class R2 Shares, the Class R3 Shares, the Class R4 Shares and the Class R5 Shares, respectively. Additional classes of shares of the Fund may be established and designated by the Trustees from time to time by supplement to this Amendment and Supplement.

     Shares of each Class so created will represent interests in the same assets of the Fund, and will be identical in all respects except as described below:

     (a) fees will be charged to each Class under the Class's Rule 12b-1 distribution plans, if any, to the extent that expenses are allocable to that Class;

     (b) a service fee will be charged to each Class based on a percentage of the average daily net asset value of that Class, which fee shall be primarily intended to reimburse the adviser for expenditures to obtain shareholder services; and a distribution fee may be charged to each of Class B Shares, Class C Shares, Class D Shares, Class R1 Shares, Class R2 Shares, Class R3 Shares, Class R4 Shares and Class R5 Shares under separate distribution plans;

     (c) a higher transfer agency fee may be charged to Class B Shares, Class C Shares and Class D Shares, and a different transfer agency fee may be charged to each other Class of Shares, than is imposed on Class A Shares;

     (d) shareholders of each Class will have exclusive voting rights with respect to any Rule 12b-1 plans applicable to that Class of shares;

     (e) Class B Shares, Class C Shares, Class D Shares and Class I Shares may have conversion features into Class A Shares, and Class R1 Shares, Class R2 Shares, Class R3 Shares, Class R4 Shares and Class R5 Shares may have conversion features, and the terms and periods for conversion for each Class may differ, as the Trustees may from time to time specify by resolution;

      (f) to the extent identifiable as being attributable to a specific Class, the following expenses may be allocated to the Class: (i) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy materials to current shareholders; (ii) blue sky fees and costs attributable to registration, qualification or exemption of the Class's shares; (iii) federal registration fees; (iv) administrative expense required to support the shareholders of a specific Class; and (v) litigation or other legal expenses relating solely to one Class of shares;

     (g) consistent with the foregoing, fees and expenses chargeable to a Class, and conversion and reinvestment rights of shares of the Class, shall be from time to time established by resolution of the Trustees; and

     (h) fees and expenses of a Class shall first be charged against the pro rata portion of the income of the Fund allocable to shares of that Class, and, to the extent necessary, fees and expenses will be charged to that portion of the net assets of the Fund allocable to that Class.

Other than as specified above, the various Classes of the Fund shall have the rights and preferences as described in Article III of the Agreement and Declaration of Trust.

     The Trustees effect these amendments as of December 17, 2008, and direct the Trust's president to file this Amendment and Supplement in the appropriate governmental offices.


-------------------------------------------------------------
Garrett Thornburg

-------------------------------------------------------------
David A. Ater

-------------------------------------------------------------
David D. Chase

-------------------------------------------------------------
Eliot R. Cutler

-------------------------------------------------------------
Susan H. Dubin

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Brian J. McMahon

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Owen D. Van Essen

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James W. Weyhrauch


Exhibit (j.2)

[Letterhead of Thompson, Hickey, Cunningham, Clow & April, P.A.]

                                  December 23, 2008


Trustees
Thornburg Investment Trust
119 East Marcy Street
Santa Fe, New Mexico 87501

     Re: Post-Effective Amendment No. 71 to Thornburg Investment Trust's Registration Statement under the Securities Act of 1933, as filed on Form N-1A on December 23, 2008

Ladies and Gentlemen:

     We have acted as counsel to Thornburg Investment Trust (the "Trust") in connection with the above-referenced registration statement on Form N-1A (the "Registration Statement"), which relates to the Trust's shares of beneficial interest of Thornburg Strategic Municipal Income Fund. It is our opinion, based upon our examination of such records and documents as we have deemed necessary or appropriate to review, that the Class A, Class C and Class I shares proposed to be issued by Thornburg Strategic Municipal Income Fund have been duly authorized and, when issued in accordance with (i) the Trustees' resolutions adopted December 17, 2008, (ii) the prospectuses for Class A, Class C and Class I shares of Thornburg Strategic Municipal Income Fund, and (iii) the Trust's Agreement and Declaration of Trust, dated June 3, 1987, as amended, will be legally issued, fully paid and non-assessable.

     We also hereby consent to the references made to this firm in the Trust's above-mentioned Registration Statement and the prospectuses which are a part of that Registration Statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under
Section 7 of the Securities Act of 1933.

                              Very truly yours,

                              ------------------------------
                              CHARLES W. N. THOMPSON, JR.